Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Banco Macro SA, ADR	8,553	$139,499
Globant SA(a)(b)	6,638	767,817
Grupo Financiero Galicia SA, ADR	18,146	129,200
Telecom Argentina SA, ADR	7,517	51,642
YPF SA, ADR	31,270	120,077

		1,208,235

Australia — 4.4%
AGL Energy Ltd.	104,683	1,162,370
Alumina Ltd.	601,810	683,599
AMP Ltd.(a)	592,639	554,841
APA Group	188,082	1,344,659
Aristocrat Leisure Ltd.	102,717	1,714,173
ASX Ltd.	33,623	1,795,159
Aurizon Holdings Ltd.	427,014	1,311,165
AusNet Services	281,800	345,927
Australia & New Zealand Banking Group Ltd.	488,910	5,409,511
Bendigo & Adelaide Bank Ltd.	128,577	550,533
BHP Group Ltd.	518,838	10,988,754
BHP Group PLC	360,137	6,069,809
BlueScope Steel Ltd.	103,766	696,340
Boral Ltd.	227,713	450,233
Brambles Ltd.	289,993	2,103,631
Caltex Australia Ltd.	40,615	662,639
Challenger Ltd.	87,843	285,254
CIMIC Group Ltd.	19,870	320,539
Coca-Cola Amatil Ltd.	87,402	496,688
Cochlear Ltd.	10,505	1,268,922
Coles Group Ltd.	232,868	2,364,634
Commonwealth Bank of Australia	304,272	12,488,280
Computershare Ltd.	100,480	801,252
Crown Resorts Ltd.	86,127	557,671
CSL Ltd.	79,572	16,120,522
Dexus	170,415	1,021,988
Flight Centre Travel Group Ltd.	24,714	177,821
Fortescue Metals Group Ltd.	250,907	1,964,655
Goodman Group	305,522	2,630,332
GPT Group (The)	326,333	903,741
Harvey Norman Holdings Ltd.	53,331	97,066
Incitec Pivot Ltd.	224,273	350,927
Insurance Australia Group Ltd.	415,750	1,573,267
James Hardie Industries PLC	80,037	1,174,813
Lendlease Group	100,959	816,970
Macquarie Group Ltd.	56,848	3,820,840
Magellan Financial Group Ltd.	20,433	682,519
Medibank Pvt Ltd.	525,746	929,356
Mirvac Group	770,068	1,129,326
National Australia Bank Ltd.	507,237	5,632,214
Newcrest Mining Ltd.(c)	134,331	2,422,047
Oil Search Ltd.	307,647	614,320
Orica Ltd.	81,853	960,318
Origin Energy Ltd.	311,231	1,132,922
Qantas Airways Ltd.	74,319	187,815
QBE Insurance Group Ltd.	248,162	1,372,886
Ramsay Health Care Ltd.	29,320	1,201,849
REA Group Ltd.	7,954	463,622
Rio Tinto Ltd.	59,019	3,381,364
Santos Ltd.	304,567	985,036
Scentre Group	918,805	1,401,592

Security	Shares	Value

Australia (continued)
Seek Ltd.	68,406	$779,714
Sonic Healthcare Ltd.	98,251	1,748,995
South32 Ltd.	876,285	1,138,802
Stockland	415,072	782,633
Suncorp Group Ltd.	218,984	1,317,560
Sydney Airport	232,996	961,018
Tabcorp Holdings Ltd.	348,282	734,225
Telstra Corp. Ltd.	677,550	1,352,956
TPG Telecom Ltd.	53,041	255,583
Transurban Group	464,080	4,192,898
Treasury Wine Estates Ltd.	130,986	870,429
Vicinity Centres	600,813	586,095
Washington H Soul Pattinson & Co. Ltd.	30,749	373,236
Wesfarmers Ltd.	206,048	5,084,367
Westpac Banking Corp.	612,905	6,532,658
WiseTech Global Ltd.	26,980	328,370
Woodside Petroleum Ltd.	157,018	2,307,853
Woolworths Group Ltd.	224,815	5,261,914
Worley Ltd.	54,300	319,952

		142,505,969

Austria — 0.1%
ANDRITZ AG	10,956	360,003
Erste Group Bank AG	45,329	984,288
OMV AG	27,762	909,191
Raiffeisen Bank International AG	33,631	579,431
Verbund AG	10,529	476,980
voestalpine AG	29,592	612,427

		3,922,320

Belgium — 0.6%
Ageas	34,737	1,249,858
Anheuser-Busch InBev SA/NV	131,474	6,030,865
Colruyt SA	8,883	531,428
Galapagos NV(a)	8,153	1,799,391
Groupe Bruxelles Lambert SA	16,438	1,312,171
KBC Group NV	40,828	2,203,747
Proximus SADP	20,377	434,549
Solvay SA	13,301	1,037,866
Telenet Group Holding NV	5,688	237,241
UCB SA	21,133	1,933,698
Umicore SA	34,295	1,480,370

		18,251,184

Brazil — 0.9%
Ambev SA	800,900	1,677,758
Atacadao SA	44,500	164,410
B2W Cia. Digital(a)	40,555	548,769
B3 SA — Brasil, Bolsa, Balcao	384,971	2,732,268
Banco Bradesco SA	149,270	484,211
Banco BTG Pactual SA	36,300	283,651
Banco do Brasil SA	150,200	790,775
Banco Santander Brasil SA	36,300	181,054
BB Seguridade Participacoes SA	131,000	642,501
BR Malls Participacoes SA	207,155	384,209
BRF SA(a)	92,959	332,972
CCR SA	241,300	550,506
Cia Brasileira de Distribuicao	32,500	397,567
Cia. de Saneamento Basico do Estado de Sao Paulo	67,400	499,029
Cia. Siderurgica Nacional SA	115,800	191,670
Cielo SA	237,424	178,069
Cogna Educacao	274,244	280,663

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cosan SA	15,800	$176,117
Embraer SA(a)	145,600	232,657
Energisa SA	7,200	58,123
Engie Brasil Energia SA	55,500	401,079
Equatorial Energia SA	127,800	432,744
Hapvida Participacoes e Investimentos SA(d)	40,300	390,396
Hypera SA	91,900	493,683
IRB Brasil Resseguros S/A	113,200	213,715
JBS SA	191,500	843,360
Klabin SA	133,800	440,208
Localiza Rent a Car SA	118,890	750,900
Lojas Renner SA	161,640	1,146,317
Magazine Luiza SA	122,000	1,120,093
Multiplan Empreendimentos Imobiliarios SA	27,400	105,737
Natura & Co. Holding SA	99,300	651,569
Notre Dame Intermedica Participacoes SA	73,900	748,242
Petrobras Distribuidora SA	121,500	438,345
Petroleo Brasileiro SA	653,000	2,249,727
Porto Seguro SA	6,500	54,382
Raia Drogasil SA	40,900	791,662
Rumo SA(a)	211,100	771,742
Sul America SA	42,900	354,640
Suzano SA(a)	102,000	742,582
TIM Participacoes SA	209,460	493,730
Ultrapar Participacoes SA	143,800	385,181
Vale SA	546,099	4,525,521
WEG SA	127,400	939,973

		30,272,507

Canada — 6.6%
Agnico Eagle Mines Ltd.	43,425	2,542,752
Air Canada(a)	26,958	392,836
Algonquin Power & Utilities Corp.	90,494	1,257,449
Alimentation Couche-Tard Inc., Class B	155,675	4,353,229
AltaGas Ltd.	40,220	481,847
Atco Ltd., Class I, NVS	8,380	235,843
Aurora Cannabis Inc.(a)(b)	245,025	179,938
Bank of Montreal	113,604	5,788,369
Bank of Nova Scotia (The)	207,049	8,318,035
Barrick Gold Corp.	314,010	8,100,348
Bausch Health Companies Inc.(a)	55,876	1,011,758
BCE Inc.	32,951	1,335,406
BlackBerry Ltd.(a)	99,398	425,087
Bombardier Inc., Class B(a)(b)	407,447	143,741
Brookfield Asset Management Inc., Class A	226,497	7,670,844
CAE Inc.	51,574	854,028
Cameco Corp.	81,638	813,471
Canadian Apartment Properties REIT	14,669	505,882
Canadian Imperial Bank of Commerce	73,623	4,371,954
Canadian National Railway Co.	126,057	10,447,044
Canadian Natural Resources Ltd.	209,195	3,510,807
Canadian Pacific Railway Ltd.	24,987	5,691,268
Canadian Tire Corp. Ltd., Class A, NVS	10,612	746,228
Canadian Utilities Ltd., Class A, NVS	22,970	561,619
Canopy Growth Corp.(a)(b)	37,655	601,851
CCL Industries Inc., Class B, NVS	29,977	939,054
Cenovus Energy Inc.	188,201	684,269
CGI Inc.(a)	42,950	2,745,003
CI Financial Corp.	30,219	321,782
Constellation Software Inc.	3,564	3,434,624
Cronos Group Inc.(a)(b)	34,728	206,025

Security	Shares	Value

Canada (continued)
Dollarama Inc.	53,896	$1,694,157
Emera Inc.	37,451	1,494,049
Empire Co. Ltd., Class A, NVS	37,946	839,541
Enbridge Inc.	353,743	10,862,262
Fairfax Financial Holdings Ltd.	4,722	1,283,111
First Capital Real Estate Investment Trust	30,101	310,990
First Quantum Minerals Ltd.	118,313	724,044
Fortis Inc.	73,051	2,836,942
Franco-Nevada Corp.	34,189	4,533,098
George Weston Ltd.	13,426	954,450
Gildan Activewear Inc.	34,574	483,406
Great-West Lifeco Inc.	57,817	954,077
H&R Real Estate Investment Trust	67,378	478,309
Husky Energy Inc.	68,012	218,880
Hydro One Ltd.(d)	57,695	1,048,434
iA Financial Corp. Inc.	14,336	466,427
IGM Financial Inc.	2,920	61,976
Imperial Oil Ltd.	47,672	771,909
Intact Financial Corp.	22,170	2,114,446
Inter Pipeline Ltd.	65,381	547,921
Keyera Corp.	30,655	455,759
Kinross Gold Corp.(a)	230,559	1,525,496
Kirkland Lake Gold Ltd.	46,379	1,921,342
Loblaw Companies Ltd.	31,942	1,575,310
Lundin Mining Corp.	150,857	740,736
Magna International Inc.	51,742	2,020,581
Manulife Financial Corp.	337,488	4,259,451
Methanex Corp.	9,755	155,425
Metro Inc.	48,850	2,014,212
National Bank of Canada	58,458	2,362,815
Nutrien Ltd.	97,890	3,503,446
Onex Corp.	19,105	882,521
Open Text Corp.	51,747	1,959,676
Ovintiv Inc.(b)	45,755	286,597
Parkland Fuel Corp.	26,123	619,339
Pembina Pipeline Corp.	95,779	2,201,134
Power Corp. of Canada	101,953	1,633,949
PrairieSky Royalty Ltd.	45,940	336,707
Quebecor Inc., Class B	21,312	465,076
Restaurant Brands International Inc.	47,224	2,308,585
RioCan REIT	27,570	315,607
Rogers Communications Inc., Class B, NVS	64,460	2,705,654
Royal Bank of Canada	251,019	15,475,544
Saputo Inc.	46,970	1,183,592
Shaw Communications Inc., Class B, NVS	78,906	1,290,151
Shopify Inc., Class A(a)	18,353	11,664,683
Stars Group Inc. (The)(a)	40,628	1,135,811
Sun Life Financial Inc.	98,822	3,394,505
Suncor Energy Inc.	271,279	4,847,651
TC Energy Corp.	157,747	7,275,476
Teck Resources Ltd., Class B	77,150	681,544
TELUS Corp.	87,350	1,430,730
Thomson Reuters Corp.	37,718	2,663,166
Toronto-Dominion Bank (The)	311,348	13,037,186
West Fraser Timber Co. Ltd.	9,150	255,208
Wheaton Precious Metals Corp.	79,263	3,018,266
WSP Global Inc.	13,894	934,403

		213,888,154

Chile — 0.2%
Aguas Andinas SA, Class A	1,292,284	432,838

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco de Chile	4,164,606	$366,658
Banco de Credito e Inversiones SA	14,650	543,226
Banco Santander Chile	11,083,378	475,303
Cencosud SA	245,232	296,284
Cia. Cervecerias Unidas SA	25,385	182,196
Colbun SA	2,993,824	438,704
Empresas CMPC SA	193,073	415,699
Empresas COPEC SA	73,753	460,355
Enel Americas SA	6,931,442	1,135,935
Enel Chile SA	8,186,028	665,775
Falabella SA	127,639	348,119
Itau CorpBanca Chile SA	38,421,064	108,603
Latam Airlines Group SA	45,351	171,157

		6,040,852

China — 10.9%
3SBio Inc.(a)(d)	313,500	313,841
51job Inc., ADR(a)(b)	5,628	337,342
58.com Inc., ADR(a)	17,510	909,645
AAC Technologies Holdings Inc.(b)	120,500	575,843
Agile Group Holdings Ltd.	146,000	160,683
Agricultural Bank of China Ltd., Class A	1,547,000	758,231
Agricultural Bank of China Ltd., Class H	4,326,000	1,775,863
Aier Eye Hospital Group Co. Ltd., Class A	77,998	490,460
Air China Ltd., Class H	548,000	384,363
Alibaba Group Holding Ltd., ADR(a)	302,463	61,300,176
Alibaba Health Information Technology Ltd.(a)	636,000	1,502,434
Alibaba Pictures Group Ltd.(a)(b)	3,410,000	446,574
A-Living Services Co. Ltd., Class H(d)	92,250	496,021
Aluminum Corp. of China Ltd., Class H(a)	818,000	169,958
Anhui Conch Cement Co. Ltd., Class A	69,798	592,843
Anhui Conch Cement Co. Ltd., Class H	238,500	1,831,992
ANTA Sports Products Ltd.	178,000	1,467,017
Autohome Inc., ADR	10,844	890,835
AviChina Industry & Technology Co. Ltd., Class H	935,000	360,279
BAIC Motor Corp. Ltd., Class H(d)	409,500	176,354
Baidu Inc., ADR(a)	48,026	4,847,264
Bank of Beijing Co. Ltd., Class A	937,498	661,356
Bank of China Ltd., Class A	1,328,900	655,099
Bank of China Ltd., Class H	13,723,000	5,132,287
Bank of Communications Co. Ltd., Class A	949,200	696,503
Bank of Communications Co. Ltd., Class H(d)	1,215,800	753,239
Bank of Ningbo Co. Ltd., Class A	166,698	615,139
Bank of Shanghai Co. Ltd., Class A	486,699	563,272
Baoshan Iron & Steel Co. Ltd., Class A	696,196	480,281
Baozun Inc., ADR(a)(b)	9,319	296,717
Beijing Capital International Airport Co. Ltd., Class H	494,000	324,715
Beijing Enterprises Holdings Ltd.	41,500	143,971
Beijing Enterprises Water Group Ltd.	1,614,000	609,720
BEST Inc., ADR(a)	33,926	182,183
BOE Technology Group Co. Ltd., Class A	673,900	358,937
Bosideng International Holdings Ltd.	654,000	173,766
Brilliance China Automotive Holdings Ltd.	638,000	579,244
BYD Co. Ltd., Class H(b)	127,500	783,494
BYD Electronic International Co. Ltd.	136,500	308,362
CGN Power Co. Ltd., Class H(d)	949,000	231,832
China Aoyuan Group Ltd.	203,000	232,107
China Cinda Asset Management Co. Ltd., Class H	640,000	121,692
China CITIC Bank Corp. Ltd., Class H	726,000	346,482
China Communications Construction Co. Ltd., Class H	819,000	535,250
China Communications Services Corp. Ltd., Class H	336,000	233,129

Security	Shares	Value

China (continued)
China Conch Venture Holdings Ltd.	275,000	$1,288,193
China Construction Bank Corp., Class H	16,969,050	13,504,548
China East Education Holdings Ltd.(a)(d)	140,000	220,718
China Eastern Airlines Corp. Ltd., Class H(a)	122,000	49,621
China Education Group Holdings Ltd.	103,000	169,389
China Everbright Bank Co. Ltd., Class A	938,900	496,093
China Everbright Bank Co. Ltd., Class H	334,000	138,372
China Everbright International Ltd.(b)	922,037	523,637
China Everbright Ltd.	262,000	391,283
China Evergrande Group	323,000	559,663
China Galaxy Securities Co. Ltd., Class H	933,500	465,495
China Gas Holdings Ltd.	468,400	1,689,845
China Hongqiao Group Ltd.	409,500	199,043
China Huarong Asset Management Co. Ltd., Class H(d)	778,000	85,232
China Huishan Dairy Holdings Co. Ltd.(a)(c)	930,700	1
China International Capital Corp. Ltd., Class H(d)	377,600	566,779
China International Travel Service Corp. Ltd., Class A	41,698	539,289
China Jinmao Holdings Group Ltd.	1,208,000	822,943
China Lesso Group Holdings Ltd.	228,000	316,389
China Life Insurance Co. Ltd., Class A	68,100	275,319
China Life Insurance Co. Ltd., Class H	1,237,000	2,576,384
China Literature Ltd.(a)(d)	45,600	200,112
China Longyuan Power Group Corp. Ltd., Class H	947,000	461,494
China Medical System Holdings Ltd.	227,000	264,121
China Mengniu Dairy Co. Ltd.	445,000	1,549,389
China Merchants Bank Co. Ltd., Class A	280,900	1,396,273
China Merchants Bank Co. Ltd., Class H	607,593	2,842,346
China Merchants Port Holdings Co. Ltd.	240,000	302,215
China Merchants Securities Co. Ltd., Class A	271,900	711,781
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	219,997	533,526
China Minsheng Banking Corp. Ltd., Class A	1,005,795	839,190
China Minsheng Banking Corp. Ltd., Class H	1,028,240	750,979
China Mobile Ltd.	1,079,000	8,485,146
China Molybdenum Co. Ltd., Class H	1,074,000	316,465
China National Building Material Co. Ltd., Class H	808,000	992,022
China Oilfield Services Ltd., Class H	352,000	266,836
China Overseas Land & Investment Ltd.	642,000	2,299,973
China Pacific Insurance Group Co. Ltd., Class A	107,397	468,118
China Pacific Insurance Group Co. Ltd., Class H	414,000	1,339,797
China Petroleum & Chemical Corp., Class A	774,698	489,444
China Petroleum & Chemical Corp., Class H	4,145,000	2,046,049
China Power International Development Ltd.	812,000	160,532
China Railway Construction Corp. Ltd., Class A	309,800	429,196
China Railway Construction Corp. Ltd., Class H	276,000	295,416
China Railway Group Ltd., Class A	923,096	766,266
China Railway Group Ltd., Class H	488,000	286,359
China Railway Signal & Communication Corp. Ltd., Class H(a)(d)	176,000	84,882
China Renewable Energy Investment Ltd.(a)(c)	7,401	0	(e)
China Resources Beer Holdings Co. Ltd.	238,000	1,107,380
China Resources Cement Holdings Ltd.	320,000	423,102
China Resources Gas Group Ltd.	148,000	816,284
China Resources Land Ltd.	554,000	2,218,413
China Resources Pharmaceutical Group Ltd.(d)	183,500	113,224
China Resources Power Holdings Co. Ltd.	254,000	293,937
China Shenhua Energy Co. Ltd., Class H	607,500	1,060,266
China Shipbuilding Industry Co. Ltd., Class A	615,700	363,698
China Southern Airlines Co. Ltd., Class H	194,000	94,541

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	821,898	$610,077
China State Construction International Holdings Ltd.	482,000	364,170
China Taiping Insurance Holdings Co. Ltd.	289,600	476,263
China Telecom Corp. Ltd., Class H	2,430,000	817,002
China Tower Corp. Ltd., Class H(d)	7,752,000	1,698,511
China Traditional Chinese Medicine Holdings Co. Ltd.	420,000	181,934
China Unicom Hong Kong Ltd.	1,138,000	717,935
China United Network Communications Ltd., Class A	747,299	552,586
China Vanke Co. Ltd., Class A	170,100	645,765
China Vanke Co. Ltd., Class H	207,200	673,155
China Yangtze Power Co. Ltd., Class A	326,699	807,567
China Zhongwang Holdings Ltd.(b)	413,600	97,393
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	38,419
CIFI Holdings Group Co. Ltd.	686,000	508,797
CITIC Ltd.	993,000	1,009,086
CITIC Securities Co. Ltd., Class A	208,600	700,322
CITIC Securities Co. Ltd., Class H	253,500	477,546
CNOOC Ltd.	3,222,000	3,566,316
Contemporary Amperex Technology Co. Ltd., Class A	25,700	525,624
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	236,000	151,264
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,188,000	335,097
COSCO SHIPPING Ports Ltd.	154,000	80,090
Country Garden Holdings Co. Ltd.	1,422,828	1,789,878
Country Garden Services Holdings Co. Ltd.	208,000	942,912
CRRC Corp. Ltd., Class A	713,723	625,829
CRRC Corp. Ltd., Class H	408,000	211,158
CSPC Pharmaceutical Group Ltd.	830,000	1,609,549
Dali Foods Group Co. Ltd.(d)	296,500	178,094
Daqin Railway Co. Ltd., Class A	465,800	473,761
Dongfeng Motor Group Co. Ltd., Class H	626,000	405,964
East Money Information Co. Ltd., Class A	133,900	345,972
ENN Energy Holdings Ltd.	129,500	1,428,497
Far East Horizon Ltd.	112,000	88,287
Focus Media Information Technology Co. Ltd., Class A	378,100	258,160
Foshan Haitian Flavouring & Food Co. Ltd., Class A	34,399	599,017
Fosun International Ltd.	626,500	774,708
Fuyao Glass Industry Group Co. Ltd., Class H(d)	74,000	159,343
GDS Holdings Ltd., ADR(a)(b)	11,515	660,040
Geely Automobile Holdings Ltd.	853,000	1,301,838
Genscript Biotech Corp.(a)	178,000	310,214
GF Securities Co. Ltd., Class H	186,400	198,808
GOME Retail Holdings Ltd.(a)(b)	4,113,320	466,166
Great Wall Motor Co. Ltd., Class H	757,500	494,103
Gree Electric Appliances Inc. of Zhuhai, Class A	60,700	470,941
Greentown Service Group Co. Ltd.	236,000	306,094
Guangdong Investment Ltd.	494,000	1,002,761
Guangzhou Automobile Group Co. Ltd., Class H	708,028	623,208
Guangzhou R&F Properties Co. Ltd., Class H	329,200	405,419
Guotai Junan Securities Co. Ltd., Class A	311,100	745,651
Guotai Junan Securities Co. Ltd., Class H(d)	49,000	68,860
Haidilao International Holding Ltd.(b)(d)	67,000	284,744
Haier Electronics Group Co. Ltd.	167,000	448,973
Haier Smart Home Co. Ltd., Class A	128,300	280,977
Haitian International Holdings Ltd.	96,000	168,274
Haitong Securities Co. Ltd., Class A	372,492	680,151
Haitong Securities Co. Ltd., Class H	232,000	206,544
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	145,672	661,569
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	110,000	416,931

Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	51,200	$293,085
Hengan International Group Co. Ltd.	148,000	1,288,722
Hua Hong Semiconductor Ltd.(b)(d)	84,000	159,298
Huadian Power International Corp. Ltd., Class H	104,000	35,228
Huaneng Power International Inc., Class H	1,026,000	377,256
Huatai Securities Co. Ltd., Class A	181,600	466,647
Huatai Securities Co. Ltd., Class H(d)	251,800	409,660
Huaxia Bank Co. Ltd., Class A	721,900	670,836
Huazhu Group Ltd., ADR(b)	24,120	868,561
Hutchison China MediTech Ltd., ADR(a)	12,514	269,176
HUYA Inc., ADR(a)(b)	12,242	198,688
Industrial & Commercial Bank of China Ltd., Class A	1,057,000	774,107
Industrial & Commercial Bank of China Ltd., Class H	11,377,285	7,550,134
Industrial Bank Co. Ltd., Class A	323,342	761,252
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	118,699	491,654
Inner Mongolia Yitai Coal Co. Ltd., Class B	295,800	182,804
Innovent Biologics Inc.(a)(d)	172,500	834,115
iQIYI Inc., ADR(a)(b)	23,543	399,525
JD.com Inc., ADR(a)	127,821	5,509,085
Jiangsu Expressway Co. Ltd., Class H	88,000	102,501
Jiangsu Hengrui Medicine Co. Ltd., Class A	57,900	762,776
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	30,500	425,311
Jiangxi Copper Co. Ltd., Class H	208,000	198,535
JOYY Inc.(a)(b)	11,268	686,897
Kaisa Group Holdings Ltd.	408,000	152,075
Kingboard Holdings Ltd.	93,500	225,115
Kingdee International Software Group Co. Ltd.(b)	411,000	583,790
Kingsoft Corp. Ltd.(a)	148,000	502,257
Kunlun Energy Co. Ltd.	806,000	512,545
Kweichow Moutai Co. Ltd., Class A	13,700	2,456,330
KWG Group Holdings Ltd.	191,500	275,385
Lee & Man Paper Manufacturing Ltd.	241,000	145,061
Legend Holdings Corp., Class H(d)	121,500	138,615
Lenovo Group Ltd.	1,414,000	751,393
Li Ning Co. Ltd.	405,000	1,246,922
Logan Property Holdings Co. Ltd.	182,000	279,600
Longfor Group Holdings Ltd.(d)	301,000	1,487,687
Luckin Coffee Inc., ADR(a)(b)(c)	13,917	61,096
Luxshare Precision Industry Co. Ltd., Class A	82,500	552,894
Luye Pharma Group Ltd.(d)	405,000	192,776
Luzhou Laojiao Co. Ltd., Class A	36,100	404,858
Meituan Dianping, Class B(a)	182,900	2,390,653
Momo Inc., ADR	27,270	656,662
Muyuan Foodstuff Co. Ltd., Class A	27,100	489,073
NARI Technology Co. Ltd., Class A	112,800	321,174
NetEase Inc., ADR	12,451	4,295,097
New China Life Insurance Co. Ltd., Class A	115,200	733,529
New China Life Insurance Co. Ltd., Class H	114,100	386,495
New Hope Liuhe Co. Ltd., Class A	66,600	310,388
New Oriental Education & Technology Group Inc., ADR(a)	25,789	3,292,224
Nexteer Automotive Group Ltd.	117,000	59,227
NIO Inc., ADR(a)(b)	120,472	410,810
Noah Holdings Ltd.(a)(b)	7,989	221,775
People’s Insurance Co. Group of China Ltd. (The), Class H	1,021,000	326,561
PetroChina Co. Ltd., Class A	167,000	105,035
PetroChina Co. Ltd., Class H	3,624,000	1,273,204
PICC Property & Casualty Co. Ltd., Class H	1,200,285	1,122,997

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pinduoduo Inc., ADR(a)	33,891	$1,607,789
Ping An Bank Co. Ltd., Class A	321,300	634,011
Ping An Healthcare and Technology Co. Ltd.(a)(d)	60,300	815,506
Ping An Insurance Group Co. of China Ltd., Class A	170,206	1,795,284
Ping An Insurance Group Co. of China Ltd., Class H	969,000	9,724,953
Poly Developments and Holdings Group Co. Ltd., Class A	246,900	567,992
Postal Savings Bank of China Co. Ltd., Class H(d)	1,529,000	895,294
SAIC Motor Corp. Ltd., Class A	182,500	488,607
Sany Heavy Industry Co. Ltd., Class A	236,927	659,496
Seazen Group Ltd.	344,000	325,315
Semiconductor Manufacturing International Corp.(a)(b)	579,800	1,082,011
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	352,000	523,921
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	186,500	695,146
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	345,612	287,895
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	143,400	246,664
Shanghai Pudong Development Bank Co. Ltd., Class A	514,400	774,586
Shenwan Hongyuan Group Co. Ltd., Class A	1,176,706	728,425
Shenzhen Expressway Co. Ltd., Class H	116,000	128,981
Shenzhen International Holdings Ltd.	117,500	219,868
Shenzhen Investment Ltd.	568,000	180,957
Shenzhou International Group Holdings Ltd.	121,500	1,382,324
Shimao Property Holdings Ltd.	234,000	922,286
Shui On Land Ltd.	632,000	109,029
SINA Corp.(a)	12,613	425,941
Sino Biopharmaceutical Ltd.	1,243,000	1,774,964
Sino-Ocean Group Holding Ltd.	986,000	253,287
Sinopec Engineering Group Co. Ltd., Class H	73,000	33,920
Sinopec Shanghai Petrochemical Co. Ltd., Class H	912,000	244,613
Sinopharm Group Co. Ltd., Class H	266,400	704,464
Sinotruk Hong Kong Ltd.	117,000	230,130
SOHO China Ltd.	518,000	241,344
Sun Art Retail Group Ltd.	559,000	909,452
Sunac China Holdings Ltd.	419,000	1,815,005
Suning.com Co. Ltd., Class A	368,594	439,638
Sunny Optical Technology Group Co. Ltd.	131,400	1,821,747
TAL Education Group, ADR(a)	67,268	3,645,253
Tencent Holdings Ltd.	1,001,500	52,588,701
Tencent Music Entertainment Group, ADR(a)	12,080	137,833
Tingyi Cayman Islands Holding Corp.	310,000	535,576
Topsports International Holdings Ltd.(d)	206,000	252,657
Towngas China Co. Ltd.	53,000	25,695
TravelSky Technology Ltd., Class H	142,000	244,971
Trip.com Group Ltd., ADR(a)	79,251	2,041,506
Tsingtao Brewery Co. Ltd., Class H	78,000	463,107
Uni-President China Holdings Ltd.	192,000	188,824
Vipshop Holdings Ltd., ADR(a)	79,081	1,259,760
Wanhua Chemical Group Co. Ltd., Class A	69,331	441,952
Want Want China Holdings Ltd.	1,236,000	865,364
Weibo Corp., ADR(a)(b)	10,428	391,363
Weichai Power Co. Ltd., Class H	409,000	698,375
Wens Foodstuffs Group Co. Ltd., Class A	86,800	371,701
Wharf Holdings Ltd. (The)	179,000	330,440
Wuliangye Yibin Co. Ltd., Class A	49,600	953,939
WuXi AppTec Co. Ltd., Class A	26,497	381,990
WuXi AppTec Co. Ltd., Class H(d)	27,200	375,049
Wuxi Biologics Cayman Inc.(a)(d)	134,500	2,049,336

Security	Shares	Value

China (continued)
Xiaomi Corp., Class B(a)(d)	1,879,600	$2,414,188
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	182,200	174,598
Xinyi Solar Holdings Ltd.	762,000	468,253
Yanzhou Coal Mining Co. Ltd., Class H	454,000	336,154
Yihai International Holding Ltd.	79,000	616,771
Yuexiu Property Co. Ltd.	456,000	84,409
Yum China Holdings Inc.	64,466	3,124,022
Yunnan Baiyao Group Co. Ltd., Class A	30,199	386,377
Yuzhou Properties Co. Ltd.	79,000	32,828
Zai Lab Ltd., ADR(a)	7,874	493,857
Zhaojin Mining Industry Co. Ltd., Class H	184,500	203,519
Zhejiang Expressway Co. Ltd., Class H	168,000	123,334
Zhenro Properties Group Ltd.	304,000	190,255
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(d)	52,800	178,186
Zhongsheng Group Holdings Ltd.(b)	89,000	350,784
Zhuzhou CRRC Times Electric Co. Ltd., Class H	131,500	395,757
Zijin Mining Group Co. Ltd., Class A	512,000	283,584
Zijin Mining Group Co. Ltd., Class H	1,014,000	408,595
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	234,800	184,496
ZTE Corp., Class A(a)	38,500	224,095
ZTE Corp., Class H(a)	150,200	419,883
ZTO Express Cayman Inc., ADR	58,606	1,744,115

		354,733,570

Colombia — 0.0%
Bancolombia SA	39,397	254,495
Ecopetrol SA	1,061,455	565,979
Grupo Argos SA	10,512	24,727
Grupo de Inversiones Suramericana SA	8,304	45,591
Interconexion Electrica SA ESP	75,843	352,160

		1,242,952

Czech Republic — 0.0%
CEZ AS	35,167	656,997
Komercni Banka AS(a)	13,138	278,989
Moneta Money Bank AS(d)	87,692	183,729

		1,119,715

Denmark — 1.4%
AP Moller — Maersk A/S, Class A	1,074	991,108
AP Moller — Maersk A/S, Class B, NVS	818	813,118
Carlsberg A/S, Class B	17,011	2,144,530
Chr Hansen Holding A/S	17,611	1,517,349
Coloplast A/S, Class B	20,298	3,209,818
Danske Bank A/S(a)	105,269	1,248,888
Demant A/S(a)	21,988	525,434
DSV Panalpina A/S	35,423	3,654,306
Genmab A/S(a)	11,667	2,805,123
H Lundbeck A/S	14,037	511,343
ISS A/S(a)	19,041	284,050
Novo Nordisk A/S, Class B	304,928	19,444,580
Novozymes A/S, Class B	39,497	1,934,646
Orsted A/S(d)	33,077	3,343,324
Pandora A/S	17,851	634,030
Tryg A/S	33,091	876,026
Vestas Wind Systems A/S	33,974	2,924,179

		46,861,852

Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	936,910
Eastern Co. SAE	149,094	114,731

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt (continued)
EISewedy Electric Co.	294,992	$166,694

		1,218,335

Finland — 0.8%
Elisa OYJ	21,517	1,306,586
Fortum OYJ	80,147	1,329,943
Kone OYJ, Class B	61,320	3,715,501
Metso OYJ	21,361	592,638
Neste OYJ	75,020	2,656,537
Nokia OYJ	974,911	3,549,433
Nokian Renkaat OYJ	27,665	591,939
Nordea Bank Abp	571,096	3,697,693
Orion OYJ, Class B	20,751	1,054,151
Sampo OYJ, Class A	75,775	2,509,809
Stora Enso OYJ, Class R	113,388	1,341,294
UPM-Kymmene OYJ	90,997	2,517,639
Wartsila OYJ Abp	73,487	539,607

		25,402,770

France — 6.9%
Accor SA	30,171	836,732
Aeroports de Paris	5,140	503,308
Air Liquide SA	82,305	10,466,259
Airbus SE(a)	102,256	6,482,617
Alstom SA	34,356	1,405,861
Amundi SA(d)	10,422	691,762
Arkema SA	11,871	984,274
Atos SE	17,831	1,270,641
AXA SA	329,085	5,837,796
BioMerieux	6,370	790,501
BNP Paribas SA	195,047	6,125,982
Bollore SA	79,012	209,604
Bouygues SA	40,594	1,249,844
Bureau Veritas SA	50,453	1,046,646
Capgemini SE	27,864	2,616,736
Carrefour SA	103,109	1,524,061
Casino Guichard Perrachon SA(b)	10,458	392,093
Cie. de Saint-Gobain	84,795	2,248,527
Cie. Generale des Etablissements Michelin SCA	28,505	2,781,838
CNP Assurances(a)	37,785	390,062
Covivio	10,642	666,151
Credit Agricole SA	195,337	1,558,003
Danone SA	108,021	7,484,631
Dassault Aviation SA	393	320,687
Dassault Systemes SE	23,617	3,454,631
Edenred	44,526	1,793,248
Eiffage SA	12,509	1,023,473
Electricite de France SA	102,089	813,365
Engie SA	318,728	3,457,513
EssilorLuxottica SA	48,688	6,007,395
Eurazeo SE	6,301	301,319
Eurofins Scientific SE	2,103	1,163,225
Eutelsat Communications SA	38,608	433,022
Faurecia SE	13,738	497,461
Gecina SA	9,871	1,287,674
Getlink SE	88,371	1,125,700
Hermes International	5,607	4,101,191
ICADE	5,161	396,547
Iliad SA(b)	3,317	494,103
Ingenico Group SA	11,289	1,418,247
Ipsen SA	7,452	552,987

Security	Shares	Value

France (continued)
JCDecaux SA	8,164	$169,183
Kering SA	13,253	6,680,267
Klepierre SA	33,158	670,248
Legrand SA	47,662	3,211,601
L’Oreal SA	43,312	12,585,733
LVMH Moet Hennessy Louis Vuitton SE	48,318	18,652,605
Natixis SA	172,004	407,124
Orange SA	342,324	4,175,040
Pernod Ricard SA	37,433	5,703,150
Peugeot SA	101,327	1,451,109
Publicis Groupe SA	38,898	1,155,873
Remy Cointreau SA	3,960	441,546
Renault SA	31,679	628,242
Safran SA	57,755	5,327,677
Sanofi	196,226	19,169,277
Sartorius Stedim Biotech	6,100	1,463,211
Schneider Electric SE	95,967	8,772,701
SCOR SE	28,354	798,143
SEB SA	3,732	448,825
SES SA	64,704	432,025
Societe Generale SA	140,736	2,198,152
Sodexo SA	15,658	1,243,390
STMicroelectronics NV	125,847	3,268,191
Suez	70,737	799,188
Teleperformance	11,650	2,609,470
Thales SA	18,277	1,384,099
TOTAL SA	416,064	14,970,232
Ubisoft Entertainment SA(a)	15,242	1,133,895
Unibail-Rodamco-Westfield	25,058	1,474,400
Valeo SA	41,437	960,820
Veolia Environnement SA	93,482	1,995,085
Vinci SA	89,663	7,336,128
Vivendi SA	146,652	3,165,173
Wendel SE	5,118	437,248
Worldline SA(a)(d)	22,700	1,541,028

		223,065,796

Germany — 5.2%
adidas AG	31,609	7,242,783
Allianz SE, Registered	71,339	13,195,877
Aroundtown SA	198,842	1,069,357
BASF SE	158,833	8,121,778
Bayer AG, Registered	169,328	11,153,861
Bayerische Motoren Werke AG	55,867	3,307,380
Beiersdorf AG	17,709	1,853,933
Brenntag AG	30,535	1,377,599
Carl Zeiss Meditec AG, Bearer	7,716	760,197
Commerzbank AG	177,191	654,817
Continental AG	17,921	1,515,349
Covestro AG(d)	30,345	1,019,707
Daimler AG, Registered(b)	154,774	5,345,937
Delivery Hero SE(a)(d)	20,494	1,728,425
Deutsche Bank AG, Registered(b)	338,558	2,513,435
Deutsche Boerse AG	34,044	5,285,629
Deutsche Lufthansa AG, Registered(a)(b)	45,422	405,866
Deutsche Post AG, Registered	169,571	5,042,599
Deutsche Telekom AG, Registered	582,313	8,498,783
Deutsche Wohnen SE	61,675	2,499,447
E.ON SE	385,289	3,859,676
Evonik Industries AG	27,117	667,090
Fraport AG Frankfurt Airport Services Worldwide	4,450	195,158

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	37,902	$2,974,897
Fresenius SE & Co. KGaA	71,474	3,102,453
GEA Group AG	28,240	648,938
Hannover Rueck SE	11,155	1,777,729
HeidelbergCement AG	22,929	1,089,451
Henkel AG & Co. KGaA	18,358	1,429,644
HOCHTIEF AG	2,530	198,827
Infineon Technologies AG	222,424	4,129,376
KION Group AG	12,231	607,001
Knorr-Bremse AG	6,513	605,365
LANXESS AG	16,864	830,462
Merck KGaA	22,728	2,641,251
METRO AG	39,224	340,603
MTU Aero Engines AG	9,566	1,302,370
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,444	5,596,057
Puma SE	16,586	1,042,402
QIAGEN NV(a)	40,019	1,665,647
RWE AG	103,743	2,981,643
SAP SE	171,341	20,444,745
Siemens AG, Registered	132,739	12,311,541
Siemens Healthineers AG(d)	28,592	1,258,936
Symrise AG	22,390	2,264,034
Telefonica Deutschland Holding AG	98,098	278,824
thyssenkrupp AG(a)(b)	70,507	469,536
TUI AG(b)	82,315	328,616
Uniper SE	37,522	1,006,897
United Internet AG, Registered(f)	23,540	810,887
Volkswagen AG	5,118	764,063
Vonovia SE	91,241	4,502,128
Wirecard AG(b)	20,565	2,036,246
Zalando SE(a)(d)	24,394	1,188,717

		167,943,969

Greece — 0.1%
Alpha Bank AE(a)	321,860	235,140
Eurobank Ergasias Services and Holdings SA, Series A(a)	435,448	175,612
Hellenic Telecommunications Organization SA	21,956	290,986
Jumbo SA	37,424	585,754
Motor Oil Hellas Corinth Refineries SA	3,851	56,563
National Bank of Greece SA(a)	92,536	125,578
OPAP SA	46,980	421,949
Titan Cement International SA(a)	14,274	197,305

		2,088,887

Hong Kong — 2.4%
AIA Group Ltd.	2,130,800	19,305,405
ASM Pacific Technology Ltd.	71,300	707,491
Bank of East Asia Ltd. (The)(b)	220,400	456,267
BeiGene Ltd., ADR(a)(b)	6,718	1,026,712
BOC Hong Kong Holdings Ltd.	607,500	1,824,484
Budweiser Brewing Co. APAC Ltd.(a)(d)	210,000	559,287
CK Asset Holdings Ltd.	437,060	2,696,762
CK Hutchison Holdings Ltd.	442,560	3,198,818
CK Infrastructure Holdings Ltd.	155,500	904,644
CLP Holdings Ltd.	287,500	2,997,600
Dairy Farm International Holdings Ltd.(b)	50,900	243,811
Galaxy Entertainment Group Ltd.	409,000	2,598,304
Hang Lung Properties Ltd.	218,000	456,240
Hang Seng Bank Ltd.(b)	133,700	2,298,103

Security	Shares	Value

Hong Kong (continued)
Henderson Land Development Co. Ltd.	264,617	$1,056,288
HK Electric Investments & HK Electric Investments Ltd.	472,000	475,486
HKT Trust & HKT Ltd.	678,000	1,063,783
Hong Kong & China Gas Co. Ltd.(b)	1,774,766	3,097,489
Hong Kong Exchanges & Clearing Ltd.	200,300	6,356,044
Hongkong Land Holdings Ltd.	153,400	645,814
Jardine Matheson Holdings Ltd.	40,900	1,797,964
Jardine Strategic Holdings Ltd.	40,900	881,395
Kerry Properties Ltd.	91,500	245,418
Kingboard Laminates Holdings Ltd.	202,500	193,541
Link REIT	393,000	3,444,350
Melco Resorts & Entertainment Ltd., ADR	42,372	670,325
MTR Corp. Ltd.	261,500	1,417,589
New World Development Co. Ltd.	1,212,000	1,396,462
Nine Dragons Paper Holdings Ltd.(b)	299,000	282,383
NWS Holdings Ltd.	192,000	195,352
PCCW Ltd.	715,000	427,666
Power Assets Holdings Ltd.	237,500	1,550,664
Sands China Ltd.	452,800	1,818,874
Sino Land Co. Ltd.	300,000	409,502
SJM Holdings Ltd.	573,000	554,142
SSY Group Ltd.	260,000	180,070
Sun Hung Kai Properties Ltd.	268,000	3,590,723
Swire Pacific Ltd., Class A	108,000	692,224
Swire Properties Ltd.	168,400	461,218
Techtronic Industries Co. Ltd.	249,500	1,855,222
Vitasoy International Holdings Ltd.(b)	134,000	470,776
WH Group Ltd.(d)	1,584,000	1,491,977
Wharf Real Estate Investment Co. Ltd.(b)	263,000	1,084,607
Wheelock & Co. Ltd.	134,000	957,582
Wynn Macau Ltd.	327,600	561,033
Yue Yuen Industrial Holdings Ltd.	96,000	150,624

		78,750,515

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	104,273	663,595
OTP Bank Nyrt	35,167	1,045,585
Richter Gedeon Nyrt	16,628	357,055

		2,066,235

India — 0.1%
Hindustan Unilever Ltd.	9,157	267,656
Housing Development Finance Corp. Ltd.	18,283	466,479
Infosys Ltd.	37,936	361,451
Reliance Industries Ltd.	31,766	620,134

		1,715,720

Indonesia — 0.5%
Adaro Energy Tbk PT	3,333,800	206,191
Astra International Tbk PT	3,021,700	782,087
Bank Central Asia Tbk PT	1,667,700	2,898,154
Bank Mandiri Persero Tbk PT	3,205,484	961,107
Bank Negara Indonesia Persero Tbk PT	1,226,600	338,088
Bank Rakyat Indonesia Persero Tbk PT	10,075,300	1,849,114
Bank Tabungan Negara Persero Tbk PT	2,071,000	122,520
Barito Pacific Tbk PT(a)	5,487,000	534,867
Charoen Pokphand Indonesia Tbk PT	1,424,900	440,641
Gudang Garam Tbk PT	110,700	337,123
Hanjaya Mandala Sampoerna Tbk PT	1,483,000	159,018
Indah Kiat Pulp & Paper Corp. Tbk PT	593,700	221,515
Indocement Tunggal Prakarsa Tbk PT	398,900	312,416
Indofood CBP Sukses Makmur Tbk PT	230,300	152,888

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Indofood Sukses Makmur Tbk PT	421,700	$184,981
Jasa Marga Persero Tbk PT	294,600	62,386
Kalbe Farma Tbk PT	6,257,800	605,797
Pabrik Kertas Tjiwi Kimia Tbk PT	312,100	104,908
Perusahaan Gas Negara Tbk PT	2,379,700	136,783
Semen Indonesia Persero Tbk PT	714,200	381,707
Telekomunikasi Indonesia Persero Tbk PT	9,141,800	2,151,012
Unilever Indonesia Tbk PT	1,680,500	934,866
United Tractors Tbk PT	373,745	409,549
XL Axiata Tbk PT(a)	578,000	98,697

		14,386,415

Ireland — 0.4%
AIB Group PLC(a)	171,819	235,242
Bank of Ireland Group PLC	168,374	339,886
CRH PLC	138,349	4,174,752
Flutter Entertainment PLC(a)	14,428	1,765,194
Kerry Group PLC, Class A	26,177	3,001,923
Kingspan Group PLC	28,924	1,473,141
Smurfit Kappa Group PLC	38,276	1,199,856

		12,189,994

Israel — 0.4%
Azrieli Group Ltd.	4,074	243,086
Bank Hapoalim BM	211,885	1,372,317
Bank Leumi Le-Israel BM	295,150	1,606,322
Check Point Software Technologies Ltd.(a)(b)	21,324	2,254,800
CyberArk Software Ltd.(a)(b)	7,261	717,096
Elbit Systems Ltd.	6,108	835,013
ICL Ltd.	161,608	566,645
Isracard Ltd.	1	1
Israel Discount Bank Ltd., Class A	90,466	296,349
Mizrahi Tefahot Bank Ltd.	16,116	333,101
Nice Ltd.(a)	12,271	2,051,589
Teva Pharmaceutical Industries Ltd., ADR(a)	190,225	2,043,017
Wix.com Ltd.(a)(b)	8,502	1,112,147

		13,431,483

Italy — 1.2%
Assicurazioni Generali SpA	189,422	2,700,273
Atlantia SpA	87,494	1,423,587
CNH Industrial NV(a)	177,693	1,111,710
Davide Campari-Milano SpA	128,002	991,218
Enel SpA	1,390,169	9,495,257
Eni SpA	439,950	4,199,078
Ferrari NV	20,991	3,296,972
FinecoBank Banca Fineco SpA	65,849	731,341
Intesa Sanpaolo SpA	2,564,928	3,997,727
Leonardo SpA	65,436	451,104
Mediobanca Banca di Credito Finanziario SpA	136,668	791,574
Moncler SpA	36,105	1,356,421
Pirelli & C SpA(d)	76,232	296,748
Poste Italiane SpA(d)	59,202	502,670
Prysmian SpA	43,418	816,532
Recordati SpA	13,744	597,184
Snam SpA	384,408	1,721,220
Telecom Italia SpA/Milano(a)(b)	1,562,525	618,854
Tenaris SA	84,560	592,203
Terna Rete Elettrica Nazionale SpA	342,302	2,144,561
UniCredit SpA(a)	330,568	2,544,998

		40,381,232

Security	Shares	Value

Japan — 16.9%
ABC-Mart Inc.	6,100	$314,312
Acom Co. Ltd.	77,800	318,665
Advantest Corp.	35,100	1,729,808
Aeon Co. Ltd.	121,500	2,467,267
AEON Financial Service Co. Ltd.	36,000	380,418
Aeon Mall Co. Ltd.	18,000	229,934
AGC Inc.	32,300	815,240
Air Water Inc.	27,800	378,518
Aisin Seiki Co. Ltd.	29,700	865,156
Ajinomoto Co. Inc.	83,700	1,499,689
Alfresa Holdings Corp.	23,600	476,259
Alps Alpine Co. Ltd.	34,400	361,259
Amada Co. Ltd.	46,400	426,532
ANA Holdings Inc.(a)	21,000	451,873
Aozora Bank Ltd.	16,800	303,684
Asahi Group Holdings Ltd.	62,500	2,185,907
Asahi Intecc Co. Ltd.	31,900	854,067
Asahi Kasei Corp.	232,400	1,662,561
Astellas Pharma Inc.	336,700	5,625,048
Bandai Namco Holdings Inc.	33,700	1,711,551
Bank of Kyoto Ltd. (The)	7,700	267,144
Benesse Holdings Inc.	6,000	172,254
Bridgestone Corp.	99,800	3,152,610
Brother Industries Ltd.	40,900	702,225
Calbee Inc.	12,800	390,817
Canon Inc.	175,100	3,740,739
Casio Computer Co. Ltd.	44,100	705,204
Central Japan Railway Co.	24,800	3,943,742
Chiba Bank Ltd. (The)	71,000	333,305
Chubu Electric Power Co. Inc.	132,200	1,803,093
Chugai Pharmaceutical Co. Ltd.	40,900	4,899,509
Chugoku Electric Power Co. Inc. (The)	49,100	663,942
Coca-Cola Bottlers Japan Holdings Inc.	29,000	527,470
Concordia Financial Group Ltd.	241,700	750,404
Credit Saison Co. Ltd.	41,800	482,751
CyberAgent Inc.	17,400	738,729
Dai Nippon Printing Co. Ltd.	35,000	749,521
Daicel Corp.	34,500	282,620
Daifuku Co. Ltd.	15,900	1,119,624
Dai-ichi Life Holdings Inc.	191,100	2,432,198
Daiichi Sankyo Co. Ltd.	100,400	6,930,872
Daikin Industries Ltd.	44,300	5,801,856
Daito Trust Construction Co. Ltd.	10,200	983,897
Daiwa House Industry Co. Ltd.	94,100	2,426,528
Daiwa House REIT Investment Corp.	310	755,178
Daiwa Securities Group Inc.	298,200	1,250,413
Denso Corp.	81,900	2,919,557
Dentsu Group Inc.	40,900	871,279
Disco Corp.	5,000	1,138,542
East Japan Railway Co.	52,700	3,879,993
Eisai Co. Ltd.	43,900	3,091,289
Electric Power Development Co. Ltd.	26,700	539,318
FamilyMart Co. Ltd.	43,900	752,501
FANUC Corp.	32,800	5,468,967
Fast Retailing Co. Ltd.	10,500	5,056,810
Fuji Electric Co. Ltd.	20,500	497,283
FUJIFILM Holdings Corp.	62,100	2,984,354
Fujitsu Ltd.	32,800	3,231,384
Fukuoka Financial Group Inc.	25,900	375,415
GMO Payment Gateway Inc.	7,400	667,789

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hakuhodo DY Holdings Inc.	34,200	$384,424
Hamamatsu Photonics KK	22,300	986,384
Hankyu Hanshin Holdings Inc.	36,400	1,259,457
Hikari Tsushin Inc.	3,000	588,862
Hino Motors Ltd.	50,300	303,865
Hirose Electric Co. Ltd.	4,600	510,609
Hisamitsu Pharmaceutical Co. Inc.	10,200	484,556
Hitachi Chemical Co. Ltd.	17,700	762,225
Hitachi Construction Machinery Co. Ltd.	24,700	588,079
Hitachi Ltd.	166,600	5,049,335
Hitachi Metals Ltd.	36,800	363,406
Honda Motor Co. Ltd.	284,000	6,933,015
Hoshizaki Corp.	8,800	678,094
Hoya Corp.	66,900	6,172,305
Hulic Co. Ltd.	51,700	518,281
Idemitsu Kosan Co. Ltd.	37,372	863,224
IHI Corp.	30,500	385,332
Iida Group Holdings Co. Ltd.	21,200	285,284
Inpex Corp.	187,600	1,212,422
Isetan Mitsukoshi Holdings Ltd.	74,900	460,880
Isuzu Motors Ltd.	103,700	799,945
ITOCHU Corp.	229,100	4,552,649
Itochu Techno-Solutions Corp.	16,200	499,930
J Front Retailing Co. Ltd.	34,900	290,140
Japan Airlines Co. Ltd.	14,100	255,800
Japan Airport Terminal Co. Ltd.	8,400	347,594
Japan Exchange Group Inc.	94,100	1,770,507
Japan Post Bank Co. Ltd.	64,400	601,633
Japan Post Holdings Co. Ltd.	277,200	2,241,760
Japan Post Insurance Co. Ltd.	30,800	398,051
Japan Prime Realty Investment Corp.	143	399,841
Japan Real Estate Investment Corp.	206	1,125,020
Japan Retail Fund Investment Corp.	458	507,104
Japan Tobacco Inc.	203,800	3,839,296
JFE Holdings Inc.	71,800	486,120
JGC Holdings Corp.	37,600	370,603
JSR Corp.	48,600	927,143
JTEKT Corp.	35,800	266,487
JXTG Holdings Inc.	560,900	2,007,354
Kajima Corp.	77,400	817,899
Kakaku.com Inc.	31,100	639,828
Kamigumi Co. Ltd.	9,000	160,163
Kansai Electric Power Co. Inc. (The)	131,400	1,357,806
Kansai Paint Co. Ltd.	32,200	620,603
Kao Corp.	83,000	6,454,650
Kawasaki Heavy Industries Ltd.	33,800	519,635
KDDI Corp.	305,200	8,873,304
Keihan Holdings Co. Ltd.	19,300	874,442
Keikyu Corp.	32,000	530,266
Keio Corp.	15,700	895,591
Keisei Electric Railway Co. Ltd.	22,500	685,931
Keyence Corp.	31,900	11,565,559
Kikkoman Corp.	23,600	1,099,060
Kintetsu Group Holdings Co. Ltd.	28,300	1,365,577
Kirin Holdings Co. Ltd.	151,300	2,940,824
Kobayashi Pharmaceutical Co. Ltd.	7,600	706,448
Koito Manufacturing Co. Ltd.	15,700	600,486
Komatsu Ltd.	161,500	3,114,918
Konami Holdings Corp.	15,200	483,995
Konica Minolta Inc.	98,500	387,792

Security	Shares	Value

Japan (continued)
Kose Corp.	5,100	$641,941
Kubota Corp.(b)	181,400	2,284,994
Kuraray Co. Ltd.	81,200	823,884
Kurita Water Industries Ltd.	19,000	538,364
Kyocera Corp.	54,300	2,934,490
Kyowa Kirin Co. Ltd.	48,500	1,142,030
Kyushu Electric Power Co. Inc.	93,800	748,225
Kyushu Railway Co.	19,300	523,944
Lawson Inc.	7,000	364,614
LINE Corp.(a)	11,200	551,961
Lion Corp.	40,900	860,952
LIXIL Group Corp.	41,800	511,286
M3 Inc.	81,900	2,979,296
Makita Corp.	42,000	1,382,522
Marubeni Corp.	305,200	1,495,533
Marui Group Co. Ltd.	37,400	619,748
Maruichi Steel Tube Ltd.	10,100	229,797
Mazda Motor Corp.	100,100	572,883
McDonald’s Holdings Co. Japan Ltd.	11,600	572,759
Mebuki Financial Group Inc.	156,600	332,428
Medipal Holdings Corp.	32,000	626,624
MEIJI Holdings Co. Ltd.	22,290	1,557,080
Mercari Inc.(a)	13,700	347,577
MINEBEA MITSUMI Inc.	65,700	1,089,931
MISUMI Group Inc.	57,000	1,378,426
Mitsubishi Chemical Holdings Corp.	249,300	1,439,359
Mitsubishi Corp.	242,200	5,209,333
Mitsubishi Electric Corp.	334,700	4,195,683
Mitsubishi Estate Co. Ltd.	211,000	3,477,697
Mitsubishi Gas Chemical Co. Inc.	22,600	280,875
Mitsubishi Heavy Industries Ltd.	47,600	1,230,117
Mitsubishi Materials Corp.	11,800	244,530
Mitsubishi Motors Corp.	161,500	460,630
Mitsubishi UFJ Financial Group Inc.	2,143,600	8,705,901
Mitsubishi UFJ Lease & Finance Co. Ltd.	39,900	193,651
Mitsui & Co. Ltd.	305,900	4,330,973
Mitsui Chemicals Inc.	29,000	576,556
Mitsui Fudosan Co. Ltd.	161,500	3,017,506
Mitsui OSK Lines Ltd.	26,400	467,342
Mizuho Financial Group Inc.	4,348,400	5,115,525
MonotaRO Co. Ltd.(b)	20,700	671,707
MS&AD Insurance Group Holdings Inc.	83,000	2,423,210
Murata Manufacturing Co. Ltd.	101,300	5,701,825
Nabtesco Corp.	26,500	770,702
Nagoya Railroad Co. Ltd.	29,700	859,602
NEC Corp.	42,200	1,643,643
Nexon Co. Ltd.	90,100	1,469,438
NGK Insulators Ltd.	29,000	386,179
NGK Spark Plug Co. Ltd.	23,800	361,001
NH Foods Ltd.	12,900	465,044
Nidec Corp.	81,800	4,808,480
Nikon Corp.	65,200	613,984
Nintendo Co. Ltd.	19,700	8,225,604
Nippon Building Fund Inc.	220	1,322,860
Nippon Express Co. Ltd.	15,500	766,774
Nippon Paint Holdings Co. Ltd.	26,500	1,538,926
Nippon Prologis REIT Inc.	300	829,289
Nippon Shinyaku Co. Ltd.	8,200	580,483
Nippon Steel Corp.	147,786	1,260,261
Nippon Telegraph & Telephone Corp.	222,600	5,085,443

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Yusen KK	40,400	$540,253
Nissan Chemical Corp.	20,100	778,174
Nissan Motor Co. Ltd.	351,900	1,216,932
Nisshin Seifun Group Inc.	47,725	750,675
Nissin Foods Holdings Co. Ltd.	11,200	925,871
Nitori Holdings Co. Ltd.	12,800	1,977,426
Nitto Denko Corp.	29,700	1,502,567
Nomura Holdings Inc.	588,100	2,473,721
Nomura Real Estate Holdings Inc.	21,000	347,987
Nomura Real Estate Master Fund Inc.	703	812,557
Nomura Research Institute Ltd.	56,000	1,379,380
NSK Ltd.	93,500	654,023
NTT Data Corp.	92,200	952,738
NTT DOCOMO Inc.	231,300	6,809,112
Obayashi Corp.	112,000	997,092
Obic Co. Ltd.	10,600	1,607,818
Odakyu Electric Railway Co. Ltd.	47,800	1,060,732
Oji Holdings Corp.	132,000	678,917
Olympus Corp.	206,100	3,325,623
Omron Corp.	31,100	1,849,684
Ono Pharmaceutical Co. Ltd.	68,900	1,669,424
Oracle Corp. Japan	9,900	1,029,485
Oriental Land Co. Ltd.	35,800	4,579,829
ORIX Corp.	237,600	2,864,043
Orix JREIT Inc.	455	551,863
Osaka Gas Co. Ltd.	81,900	1,531,006
Otsuka Corp.	15,700	711,334
Otsuka Holdings Co. Ltd.	65,500	2,606,280
Pan Pacific International Holdings Corp.	86,200	1,678,294
Panasonic Corp.	396,000	3,061,793
Park24 Co. Ltd.	21,000	339,346
PeptiDream Inc.(a)	16,000	605,976
Persol Holdings Co. Ltd.	30,200	356,125
Pigeon Corp.	18,200	652,705
Pola Orbis Holdings Inc.	13,800	247,519
Rakuten Inc.(b)	148,700	1,273,757
Recruit Holdings Co. Ltd.	242,200	7,206,999
Renesas Electronics Corp.(a)	144,800	785,374
Resona Holdings Inc.	402,800	1,269,403
Ricoh Co. Ltd.	121,500	840,791
Rinnai Corp.	5,600	427,849
Rohm Co. Ltd.	16,000	1,026,418
Ryohin Keikaku Co. Ltd.	39,500	477,243
Sankyo Co. Ltd.	6,200	172,198
Santen Pharmaceutical Co. Ltd.	60,600	1,078,996
SBI Holdings Inc.	45,900	871,772
Secom Co. Ltd.	33,500	2,821,036
Sega Sammy Holdings Inc.	28,200	345,726
Seibu Holdings Inc.	18,900	228,882
Seiko Epson Corp.	46,200	530,111
Sekisui Chemical Co. Ltd.	53,200	681,573
Sekisui House Ltd.	121,500	2,111,636
Seven & i Holdings Co. Ltd.	127,100	4,222,998
Seven Bank Ltd.	112,500	307,196
SG Holdings Co. Ltd.	21,400	598,764
Sharp Corp.	35,000	392,435
Shimadzu Corp.	41,700	1,047,033
Shimamura Co. Ltd.	3,100	197,129
Shimano Inc.	12,100	1,792,341
Shimizu Corp.	102,000	797,419

Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co. Ltd.	62,200	$6,988,666
Shinsei Bank Ltd.(a)	32,700	399,060
Shionogi & Co. Ltd.	46,500	2,578,188
Shiseido Co. Ltd.	68,300	4,073,665
Shizuoka Bank Ltd. (The)	63,800	390,192
Showa Denko KK	20,800	461,963
SMC Corp.	9,700	4,444,756
Softbank Corp.	288,300	3,946,988
SoftBank Group Corp.	272,400	11,801,835
Sohgo Security Services Co. Ltd.	8,400	406,116
Sompo Holdings Inc.	54,900	1,796,886
Sony Corp.	224,700	14,566,049
Sony Financial Holdings Inc.	22,100	426,975
Square Enix Holdings Co. Ltd.	14,600	601,421
Stanley Electric Co. Ltd.	23,900	553,163
Subaru Corp.	112,700	2,292,257
SUMCO Corp.	48,000	695,750
Sumitomo Chemical Co. Ltd.	322,300	1,006,669
Sumitomo Corp.	196,600	2,258,597
Sumitomo Dainippon Pharma Co. Ltd.	30,300	424,458
Sumitomo Electric Industries Ltd.	142,800	1,486,957
Sumitomo Heavy Industries Ltd.	18,600	399,012
Sumitomo Metal Mining Co. Ltd.	40,900	1,039,759
Sumitomo Mitsui Financial Group Inc.	229,300	6,098,370
Sumitomo Mitsui Trust Holdings Inc.	57,300	1,693,789
Sumitomo Realty & Development Co. Ltd.	50,600	1,378,623
Sumitomo Rubber Industries Ltd.	30,100	296,398
Sundrug Co. Ltd.	12,000	414,644
Suntory Beverage & Food Ltd.	24,200	917,670
Suzuken Co. Ltd.	10,300	400,692
Suzuki Motor Corp.	63,900	2,072,933
Sysmex Corp.	29,400	2,045,504
T&D Holdings Inc.	96,500	847,370
Taiheiyo Cement Corp.	14,100	281,908
Taisei Corp.	40,900	1,294,679
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	308,384
Taiyo Nippon Sanso Corp.	31,700	498,615
Takeda Pharmaceutical Co. Ltd.	264,213	9,594,044
TDK Corp.	22,100	1,938,542
Teijin Ltd.	19,100	308,108
Terumo Corp.	121,500	4,058,522
THK Co. Ltd.	20,500	499,776
Tobu Railway Co. Ltd.	35,800	1,226,979
Toho Co. Ltd.	14,700	486,632
Toho Gas Co. Ltd.	11,900	585,346
Tohoku Electric Power Co. Inc.	99,500	942,568
Tokio Marine Holdings Inc.	112,000	5,326,900
Tokyo Century Corp.	6,500	223,991
Tokyo Electric Power Co. Holdings Inc.(a)	281,600	955,915
Tokyo Electron Ltd.	27,300	5,856,474
Tokyo Gas Co. Ltd.	63,200	1,393,609
Tokyu Corp.	81,900	1,243,799
Tokyu Fudosan Holdings Corp.	140,100	700,926
Toppan Printing Co. Ltd.	34,400	518,565
Toray Industries Inc.	253,400	1,182,699
Toshiba Corp.	74,400	1,869,480
Tosoh Corp.	33,800	420,070
TOTO Ltd.	18,600	659,223
Toyo Seikan Group Holdings Ltd.	40,300	414,928
Toyo Suisan Kaisha Ltd.	16,200	781,709

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyoda Gosei Co. Ltd.	10,800	$203,406
Toyota Industries Corp.	25,800	1,310,086
Toyota Motor Corp.	394,400	24,585,687
Toyota Tsusho Corp.	42,200	1,021,308
Trend Micro Inc.	25,300	1,294,160
Tsuruha Holdings Inc.	5,800	779,950
Unicharm Corp.(b)	67,500	2,493,337
United Urban Investment Corp.	519	528,052
USS Co. Ltd.	34,500	551,690
Welcia Holdings Co. Ltd.	8,100	587,796
West Japan Railway Co.	27,100	1,689,584
Yakult Honsha Co. Ltd.	19,800	1,160,948
Yamada Denki Co. Ltd.	106,900	511,832
Yamaha Corp.	21,900	897,012
Yamaha Motor Co. Ltd.	55,000	721,607
Yamato Holdings Co. Ltd.	58,600	1,034,617
Yamazaki Baking Co. Ltd.	19,400	344,514
Yaskawa Electric Corp.	37,000	1,233,506
Yokogawa Electric Corp.	53,900	745,986
Yokohama Rubber Co. Ltd. (The)	18,900	245,849
Z Holdings Corp.	453,400	1,776,543
ZOZO Inc.	21,300	346,584

		551,025,292

Malaysia — 0.5%
Axiata Group Bhd	541,300	495,982
Carlsberg Brewery Malaysia Bhd	31,000	198,977
CIMB Group Holdings Bhd	822,600	659,993
Dialog Group Bhd	786,000	608,693
DiGi.Com Bhd	833,600	899,513
Gamuda Bhd	396,000	296,539
Genting Bhd	432,600	419,521
Genting Malaysia Bhd	511,800	282,085
Hartalega Holdings Bhd	356,400	629,916
Hong Leong Bank Bhd	145,500	450,035
Hong Leong Financial Group Bhd	121,500	370,151
IHH Healthcare Bhd	591,000	721,570
IJM Corp. Bhd	104,400	40,303
IOI Corp. Bhd	667,200	629,961
Kuala Lumpur Kepong Bhd	81,900	399,977
Malayan Banking Bhd	367,500	646,971
Malaysia Airports Holdings Bhd	295,300	360,541
Maxis Bhd	627,600	799,825
MISC Bhd	120,400	220,920
Petronas Chemicals Group Bhd	484,000	630,326
Petronas Dagangan Bhd	102,100	482,957
Petronas Gas Bhd	193,000	691,209
PPB Group Bhd	195,800	749,504
Press Metal Aluminium Holdings Bhd	160,100	146,696
Public Bank Bhd	507,240	1,932,230
RHB Bank Bhd	356,495	393,803
Sime Darby Bhd	554,300	257,814
Sime Darby Plantation Bhd	551,400	634,751
Telekom Malaysia Bhd(b)	131,500	123,243
Tenaga Nasional Bhd	481,100	1,369,457
Top Glove Corp. Bhd	252,500	426,314
YTL Corp. Bhd	797,454	141,873

		17,111,650

Mexico — 0.5%
Alfa SAB de CV, Class A	766,500	317,417

Security	Shares	Value

Mexico (continued)
Alsea SAB de CV(a)	51,500	$42,978
America Movil SAB de CV, Series L, NVS	5,703,200	3,497,132
Arca Continental SAB de CV	13,400	52,244
Cemex SAB de CV, CPO, NVS	2,617,108	557,276
Coca-Cola Femsa SAB de CV	40,100	163,533
Fibra Uno Administracion SA de CV	564,500	468,718
Fomento Economico Mexicano SAB de CV	356,400	2,331,643
Gruma SAB de CV, Series B	15,940	153,167
Grupo Aeroportuario del Pacifico SAB de CV, Series B	52,600	332,699
Grupo Aeroportuario del Sureste SAB de CV, Class B	63,955	648,387
Grupo Bimbo SAB de CV, Series A	355,100	530,786
Grupo Carso SAB de CV, Series A1	47,700	96,662
Grupo Financiero Banorte SAB de CV, Class O	433,400	1,199,723
Grupo Financiero Inbursa SAB de CV, Class O	769,300	468,494
Grupo Mexico SAB de CV, Series B	627,629	1,354,898
Grupo Televisa SAB, CPO	446,100	479,824
Industrias Penoles SAB de CV	32,060	250,555
Infraestructura Energetica Nova SAB de CV	61,400	192,736
Kimberly-Clark de Mexico SAB de CV, Class A	503,400	719,686
Megacable Holdings SAB de CV, CPO	24,500	61,811
Orbia Advance Corp. SAB de CV	147,900	176,660
Promotora y Operadora de Infraestructura SAB de CV	17,130	120,457
Wal-Mart de Mexico SAB de CV	986,200	2,401,093

		16,618,579

Netherlands — 2.8%
ABN AMRO Bank NV, CVA(d)	60,837	466,443
Adyen NV(a)(d)	1,868	1,843,873
Aegon NV	259,715	668,495
AerCap Holdings NV(a)	23,943	673,277
Akzo Nobel NV	37,417	2,836,012
Altice Europe NV(a)	111,177	442,642
ArcelorMittal SA	114,147	1,250,502
ASML Holding NV	74,399	22,055,056
EXOR NV	19,655	1,074,038
Heineken Holding NV	20,329	1,583,138
Heineken NV	46,018	3,912,320
ING Groep NV	665,273	3,649,196
Just Eat Takeaway.com NV(a)(d)	20,283	2,066,529
Koninklijke Ahold Delhaize NV	196,659	4,773,277
Koninklijke DSM NV	33,418	4,090,355
Koninklijke KPN NV	636,749	1,472,974
Koninklijke Philips NV	158,486	6,894,115
Koninklijke Vopak NV	10,783	621,475
NN Group NV	50,534	1,461,790
NXP Semiconductors NV	49,770	4,955,599
Prosus NV(a)	85,280	6,461,908
Randstad NV	16,887	677,521
Unilever NV	255,948	12,777,888
Wolters Kluwer NV	52,210	3,838,298

		90,546,721

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	133,956	1,622,305
Auckland International Airport Ltd.	209,226	786,109
Fisher & Paykel Healthcare Corp. Ltd.	100,344	1,695,639
Fletcher Building Ltd.	184,964	422,220
Mercury NZ Ltd.	32,117	90,454
Meridian Energy Ltd.	126,504	350,429
Ryman Healthcare Ltd.	131,783	984,586

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	376,830	$1,032,234

		6,983,976

Norway — 0.4%
Aker BP ASA	28,314	471,274
DNB ASA	149,031	1,811,200
Equinor ASA	165,019	2,316,342
Gjensidige Forsikring ASA	48,154	852,863
Mowi ASA	79,126	1,358,828
Norsk Hydro ASA	238,272	610,162
Orkla ASA	158,057	1,434,330
Schibsted ASA, Class B	18,367	357,831
Telenor ASA	107,097	1,647,920
Yara International ASA	33,648	1,150,075

		12,010,825

Pakistan — 0.0%
MCB Bank Ltd.	335,800	342,699

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	32,820	245,822
Credicorp Ltd.	12,987	1,935,323
Southern Copper Corp.	12,498	405,435

		2,586,580

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	237,779
Ayala Corp.	15,750	181,839
Ayala Land Inc.	1,678,620	1,063,914
Bank of the Philippine Islands	383,656	445,227
BDO Unibank Inc.	342,950	687,125
Globe Telecom Inc.	2,525	109,996
GT Capital Holdings Inc.	8,850	79,529
International Container Terminal Services Inc.	206,160	366,434
JG Summit Holdings Inc.	657,380	663,770
Jollibee Foods Corp.	118,620	336,729
Megaworld Corp.	423,000	21,649
Metro Pacific Investments Corp.	274,000	13,969
Metropolitan Bank & Trust Co.	639,268	495,208
PLDT Inc.	21,220	546,812
Security Bank Corp.	15,660	32,121
SM Investments Corp.	45,095	755,907
SM Prime Holdings Inc.	2,143,900	1,318,407
Universal Robina Corp.	103,240	257,844

		7,614,259

Poland — 0.2%
Bank Millennium SA(a)	196,134	133,277
Bank Polska Kasa Opieki SA	23,473	294,635
CCC SA	3,346	41,870
CD Projekt SA	12,950	1,118,269
Cyfrowy Polsat SA	89,158	550,301
Dino Polska SA(a)(d)	6,392	269,501
Grupa Lotos SA	10,932	164,621
KGHM Polska Miedz SA(a)	29,320	545,031
LPP SA	153	240,151
mBank SA(a)	4,720	249,612
Orange Polska SA(a)	59,955	100,983
PGE Polska Grupa Energetyczna SA(a)	71,163	70,834
Polski Koncern Naftowy ORLEN SA	48,850	735,613
Polskie Gornictwo Naftowe i Gazownictwo SA	381,940	342,451
Powszechna Kasa Oszczednosci Bank Polski SA	139,462	741,233
Powszechny Zaklad Ubezpieczen SA	90,238	659,818

Security	Shares	Value

Poland (continued)
Santander Bank Polska SA	9,782	$385,030

		6,643,230

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(c)	4	—
EDP — Energias de Portugal SA	426,419	1,798,168
Galp Energia SGPS SA	87,105	1,003,195
Jeronimo Martins SGPS SA	46,850	791,018

		3,592,381

Qatar — 0.3%
Barwa Real Estate Co.	327,234	255,268
Commercial Bank PSQC (The)	445,154	485,671
Industries Qatar QSC	230,410	443,060
Masraf Al Rayan QSC	1,177,826	1,226,882
Mesaieed Petrochemical Holding Co.	671,607	329,731
Ooredoo QPSC	224,241	391,442
Qatar Electricity & Water Co. QSC	117,193	482,670
Qatar Fuel QSC	91,366	398,977
Qatar Insurance Co. SAQ	328,989	180,095
Qatar International Islamic Bank QSC	100,524	219,896
Qatar Islamic Bank SAQ	172,630	729,356
Qatar National Bank QPSC	705,433	3,315,225

		8,458,273

Russia — 0.9%
Alrosa PJSC	555,940	467,614
Gazprom PJSC	101,570	260,969
Gazprom PJSC, ADR	901,344	4,575,222
Inter RAO UES PJSC	5,597,000	378,438
LUKOIL PJSC	74,227	4,844,661
Magnit PJSC, GDR(f)	67,020	740,571
Magnitogorsk Iron & Steel Works PJSC	199,200	108,451
MMC Norilsk Nickel PJSC	11,093	3,071,890
Mobile TeleSystems PJSC, ADR	102,281	876,548
Moscow Exchange MICEX-RTS PJSC	160,700	261,275
Novatek PJSC, GDR(f)	17,102	2,401,121
Novolipetsk Steel PJSC	148,270	257,326
PhosAgro PJSC, GDR(f)	20,365	246,009
Polyus PJSC	4,586	751,013
Rosneft Oil Co. PJSC, GDR	237,024	1,062,342
Sberbank of Russia PJSC	1,756,190	4,684,440
Severstal PJSC	27,214	327,383
Surgutneftegas PJSC	1,528,650	767,232
Tatneft PJSC, ADR	42,320	1,888,318
VTB Bank PJSC, GDR(f)	505,496	477,188
X5 Retail Group NV, GDR	15,396	458,140

		28,906,151

Saudi Arabia — 0.7%
Advanced Petrochemical Co.	24,521	291,575
Al Rajhi Bank	223,601	3,406,119
Alinma Bank	313,889	1,334,133
Almarai Co. JSC	19,853	259,596
Arab National Bank	71,270	387,952
Bank AlBilad	80,485	487,840
Bank Al-Jazira	84,495	269,574
Banque Saudi Fransi	115,788	954,364
Co for Cooperative Insurance (The)(a)	4,846	93,694
Dar Al Arkan Real Estate Development Co.(a)	55,226	119,276
Emaar Economic City(a)	9,573	18,738
Etihad Etisalat Co.(a)	58,975	437,404
Jarir Marketing Co.	22,330	877,738

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
National Commercial Bank	211,518	$2,092,648
National Industrialization Co.(a)	57,377	155,246
Rabigh Refining & Petrochemical Co.(a)	9,666	35,266
Riyad Bank	211,518	958,731
Sahara International Petrochemical Co.	62,184	254,698
Samba Financial Group	125,113	775,667
Saudi Airlines Catering Co.	7,064	150,310
Saudi Arabian Fertilizer Co.	42,258	796,769
Saudi Arabian Mining Co.(a)	84,459	840,092
Saudi Arabian Oil Co.(d)	192,529	1,622,781
Saudi Basic Industries Corp.	141,033	2,813,148
Saudi British Bank (The)	84,704	556,272
Saudi Cement Co.	17,962	252,090
Saudi Electricity Co.	184,997	840,492
Saudi Industrial Investment Group	37,480	185,853
Saudi Kayan Petrochemical Co.(a)	19,214	44,415
Saudi Telecom Co.	76,819	1,853,476
Savola Group (The)(a)	33,544	361,793
Yanbu National Petrochemical Co.	39,483	473,165

		24,000,915

Singapore — 0.8%
Ascendas REIT	503,766	1,062,858
BOC Aviation Ltd.(d)	32,300	213,331
CapitaLand Commercial Trust	758,105	867,052
CapitaLand Ltd.	530,300	1,133,909
CapitaLand Mall Trust	500,800	672,382
City Developments Ltd.	49,100	277,642
ComfortDelGro Corp. Ltd.	606,600	711,011
DBS Group Holdings Ltd.	292,700	4,150,239
Genting Singapore Ltd.	1,057,100	589,489
Jardine Cycle & Carriage Ltd.(b)	10,800	154,286
Keppel Corp. Ltd.	300,000	1,274,419
Mapletree Commercial Trust	252,100	351,009
Oversea-Chinese Banking Corp. Ltd.	564,475	3,624,958
SATS Ltd.	50,700	118,133
Sembcorp Industries Ltd.(b)	315,800	363,427
Singapore Airlines Ltd.(b)	193,100	838,134
Singapore Exchange Ltd.	154,400	1,058,436
Singapore Technologies Engineering Ltd.	122,200	297,752
Singapore Telecommunications Ltd.	1,419,500	2,853,722
Suntec REIT	640,100	636,599
United Overseas Bank Ltd.	212,300	3,067,544
UOL Group Ltd.	98,700	478,881
Venture Corp. Ltd.	63,700	717,230
Wilmar International Ltd.	356,400	903,849
Yangzijiang Shipbuilding Holdings Ltd.	494,900	346,293

		26,762,585

South Africa — 1.1%
Absa Group Ltd.	92,111	457,922
Anglo American Platinum Ltd.	11,615	617,609
AngloGold Ashanti Ltd.	75,090	1,900,045
Aspen Pharmacare Holdings Ltd.(a)	72,684	457,674
Bid Corp. Ltd.	65,226	858,256
Bidvest Group Ltd. (The)	60,731	497,852
Capitec Bank Holdings Ltd.	6,082	298,718
Clicks Group Ltd.	53,981	678,135
Discovery Ltd.	46,952	247,990
Exxaro Resources Ltd.	57,086	335,118
FirstRand Ltd.	531,511	1,171,263

Security	Shares	Value

South Africa (continued)
Fortress REIT Ltd., Series A	16,645	$9,172
Foschini Group Ltd. (The)	62,256	247,532
Gold Fields Ltd.	154,170	1,190,547
Growthpoint Properties Ltd.	764,942	580,215
Impala Platinum Holdings Ltd.	144,514	882,901
Investec Ltd.	107,589	224,903
Kumba Iron Ore Ltd.	9,448	181,454
Liberty Holdings Ltd.	22,128	84,945
Life Healthcare Group Holdings Ltd.	56,441	54,889
Momentum Metropolitan Holdings	388,115	369,835
Mr. Price Group Ltd.	54,958	395,015
MTN Group Ltd.	279,558	739,957
MultiChoice Group Ltd.(a)	89,089	423,155
Naspers Ltd., Class N	76,554	12,083,819
Nedbank Group Ltd.	42,676	249,131
NEPI Rockcastle PLC	78,136	339,944
Northam Platinum Ltd.(a)	68,988	347,288
Old Mutual Ltd.	831,496	607,606
Pepkor Holdings Ltd.(d)	38,026	25,095
Pick n Pay Stores Ltd.	40,355	127,448
PSG Group Ltd.	44,456	384,890
Rand Merchant Investment Holdings Ltd.	356,094	485,715
Redefine Properties Ltd.	1,684,011	208,152
Reinet Investments SCA	27,762	448,379
Remgro Ltd.	86,712	646,858
RMB Holdings Ltd.	201,713	582,128
Sanlam Ltd.	248,410	801,837
Sasol Ltd.(a)	92,552	439,754
Shoprite Holdings Ltd.	81,231	473,851
Sibanye Stillwater Ltd.(a)(b)	358,899	737,927
SPAR Group Ltd. (The)	18,447	177,670
Standard Bank Group Ltd.	190,570	1,059,783
Telkom SA SOC Ltd.	12,729	14,292
Tiger Brands Ltd.	36,707	360,974
Vodacom Group Ltd.	90,985	610,464
Woolworths Holdings Ltd.	204,735	339,906

		34,458,013

South Korea — 3.1%
Amorepacific Corp.	6,262	909,659
AMOREPACIFIC Group	6,799	324,200
BGF retail Co. Ltd.	2,209	286,448
BNK Financial Group Inc.	47,628	197,399
Celltrion Healthcare Co. Ltd.(a)	10,263	712,585
Celltrion Inc.(a)	16,202	2,799,065
Cheil Worldwide Inc.	4,700	68,275
CJ CheilJedang Corp.	2,127	475,692
CJ Corp.	3,968	263,784
CJ ENM Co. Ltd.	2,772	290,975
CJ Logistics Corp.(a)	888	107,862
Coway Co. Ltd.	10,321	520,095
Daelim Industrial Co. Ltd.	6,769	489,432
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,231	73,628
DB Insurance Co. Ltd.	12,842	465,324
Doosan Bobcat Inc.	2,227	42,952
E-MART Inc.	4,513	444,466
Fila Holdings Corp.	9,340	266,759
GS Engineering & Construction Corp.	3,322	68,978
GS Holdings Corp.	8,804	278,546
GS Retail Co. Ltd.	4,654	144,954
Hana Financial Group Inc.	46,832	1,060,826

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hankook Tire & Technology Co. Ltd.	15,660	$273,113
Hanmi Pharm Co. Ltd.	1,571	333,940
Hanon Systems	14,325	107,339
Hanwha Corp.	7,116	120,892
Hanwha Solutions Corp.	9,996	119,366
HDC Holdings Co. Ltd.	1	8
HDC Hyundai Development Co-Engineering & Construction, Class E	10,202	157,830
Helixmith Co. Ltd.(a)	4,928	269,363
HLB Inc.(a)	6,753	532,060
Hotel Shilla Co. Ltd.	6,349	443,953
Hyundai Department Store Co. Ltd.	2,417	144,213
Hyundai Engineering & Construction Co. Ltd.	15,179	436,640
Hyundai Glovis Co. Ltd.	4,282	356,702
Hyundai Heavy Industries Holdings Co. Ltd.	2,069	412,628
Hyundai Marine & Fire Insurance Co. Ltd.	15,070	322,809
Hyundai Mobis Co. Ltd.	11,756	1,659,512
Hyundai Motor Co.	25,709	1,974,937
Hyundai Steel Co.	16,466	291,900
Industrial Bank of Korea	50,383	326,666
Kakao Corp.	9,643	1,456,204
Kangwon Land Inc.	20,215	415,598
KB Financial Group Inc.	69,590	1,984,696
KCC Corp.	343	46,448
Kia Motors Corp.	41,025	998,310
KMW Co. Ltd.(a)	5,669	283,811
Korea Aerospace Industries Ltd.	15,730	331,137
Korea Electric Power Corp.(a)	39,880	780,613
Korea Gas Corp.	6,276	138,814
Korea Investment Holdings Co. Ltd.	7,192	295,719
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,291	494,863
Korea Zinc Co. Ltd.	1,958	620,286
Korean Air Lines Co. Ltd.(a)	8,086	131,399
KT&G Corp.	17,127	1,139,973
Kumho Petrochemical Co. Ltd.	1,036	64,960
LG Chem Ltd.	8,317	2,569,946
LG Corp.	18,771	955,150
LG Display Co. Ltd.(a)	44,910	407,284
LG Electronics Inc.	17,235	776,562
LG Household & Health Care Ltd.	1,635	1,859,830
LG Innotek Co. Ltd.	2,065	223,710
LG Uplus Corp.	21,752	238,327
Lotte Chemical Corp.	3,960	700,382
Lotte Corp.	9,684	318,707
Lotte Shopping Co. Ltd.	2,539	207,963
Medy-Tox Inc.	2,282	216,504
Meritz Securities Co. Ltd.	52,958	142,125
Mirae Asset Daewoo Co. Ltd.	97,675	449,716
NAVER Corp.	24,536	3,977,069
NCSoft Corp.	3,123	1,648,068
Netmarble Corp.(a)(d)	5,322	417,129
NH Investment & Securities Co. Ltd.	3,839	30,531
OCI Co. Ltd.(a)	4,610	151,151
Orion Corp.	5,118	520,852
Pan Ocean Co. Ltd.(a)	11,193	31,647
Pearl Abyss Corp.(a)	1,613	254,569
POSCO	13,918	2,107,490
POSCO Chemical Co. Ltd.	3,319	141,101
Posco International Corp.	8,484	98,874
S-1 Corp.	2,962	210,278

Security	Shares	Value

South Korea (continued)
Samsung Biologics Co. Ltd.(a)(d)	3,071	$1,464,361
Samsung C&T Corp.	12,976	1,128,857
Samsung Card Co. Ltd.	5,001	123,132
Samsung Electro-Mechanics Co. Ltd.	10,572	984,794
Samsung Electronics Co. Ltd.	830,883	34,095,901
Samsung Engineering Co. Ltd.(a)	15,302	144,424
Samsung Fire & Marine Insurance Co. Ltd.	5,514	862,093
Samsung Heavy Industries Co. Ltd.(a)	62,138	218,525
Samsung Life Insurance Co. Ltd.	13,289	535,508
Samsung SDI Co. Ltd.	10,000	2,347,244
Samsung SDS Co. Ltd.	6,829	910,757
Samsung Securities Co. Ltd.	10,796	266,699
Shinhan Financial Group Co. Ltd.	72,058	1,806,699
Shinsegae Inc.	1,695	368,645
SK Holdings Co. Ltd.	4,963	741,324
SK Hynix Inc.	94,262	6,475,218
SK Innovation Co. Ltd.	7,459	601,764
SK Telecom Co. Ltd.	3,960	687,381
S-Oil Corp.	8,817	506,537
Woori Financial Group Inc.	85,362	591,288
Yuhan Corp.	12,365	478,485

		101,753,207

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	43,504	1,084,989
Aena SME SA(d)	11,355	1,436,488
Amadeus IT Group SA	76,344	3,672,572
Banco Bilbao Vizcaya Argentaria SA	1,148,886	3,758,765
Banco de Sabadell SA	1,039,201	430,367
Banco Santander SA	2,861,835	6,386,681
Bankia SA	288,076	293,064
Bankinter SA	146,454	603,787
CaixaBank SA	607,971	1,092,759
Cellnex Telecom SA(d)	47,577	2,490,910
Enagas SA	20,138	469,597
Endesa SA	54,305	1,204,475
Ferrovial SA	92,828	2,318,178
Grifols SA	51,162	1,740,532
Iberdrola SA	1,104,437	11,056,564
Industria de Diseno Textil SA	186,228	4,742,430
Mapfre SA	184,941	338,488
Naturgy Energy Group SA	56,640	999,429
Red Electrica Corp. SA	67,320	1,183,825
Repsol SA	244,712	2,228,426
Siemens Gamesa Renewable Energy SA	45,887	682,029
Telefonica SA	812,918	3,721,826

		51,936,181

Sweden — 1.7%
Alfa Laval AB(a)	57,645	1,082,998
Assa Abloy AB, Class B	180,130	3,246,774
Atlas Copco AB, Class A	121,451	4,219,052
Atlas Copco AB, Class B	68,210	2,132,086
Boliden AB	44,144	905,279
Electrolux AB, Series B	39,366	543,503
Epiroc AB, Class A	133,431	1,340,430
Epiroc AB, Class B	53,019	525,565
Essity AB, Class B(a)	106,703	3,468,569
Hennes & Mauritz AB, Class B	138,638	1,933,256
Hexagon AB, Class B	46,102	2,299,153
Husqvarna AB, Class B	92,765	561,878

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
ICA Gruppen AB	14,251	$621,854
Industrivarden AB, Class C(a)	26,210	542,598
Investor AB, Class B	80,935	4,070,283
Kinnevik AB, Class B	42,960	888,476
L E Lundbergforetagen AB, Class B	13,369	564,205
Lundin Energy AB	34,732	902,153
Millicom International Cellular SA, SDR	16,467	433,289
Sandvik AB(a)	198,546	3,075,601
Securitas AB, Class B	56,042	662,426
Skandinaviska Enskilda Banken AB, Class A	281,541	2,315,812
Skanska AB, Class B(a)	67,204	1,287,701
SKF AB, Class B	64,836	1,032,562
Svenska Handelsbanken AB, Class A(a)	267,577	2,473,811
Swedbank AB, Class A	151,129	1,784,978
Swedish Match AB	31,022	1,923,471
Tele2 AB, Class B	98,065	1,271,094
Telefonaktiebolaget LM Ericsson, Class B	542,391	4,725,763
Telia Co. AB	445,898	1,540,775
Volvo AB, Class B	249,633	3,224,179

		55,599,574

Switzerland — 6.8%
ABB Ltd., Registered	316,124	6,002,147
Adecco Group AG, Registered	27,366	1,199,664
Alcon Inc.(a)	75,236	3,970,908
Baloise Holding AG, Registered	8,586	1,285,476
Barry Callebaut AG, Registered	515	1,009,563
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	199	1,551,546
Chocoladefabriken Lindt & Spruengli AG, Registered	18	1,506,916
Cie. Financiere Richemont SA, Registered	89,069	5,059,071
Clariant AG, Registered	22,959	424,973
Coca-Cola HBC AG	35,349	898,438
Credit Suisse Group AG, Registered	451,229	4,079,598
Dufry AG, Registered	8,421	274,229
EMS-Chemie Holding AG, Registered	1,049	679,842
Geberit AG, Registered	6,872	3,083,731
Givaudan SA, Registered	1,573	5,269,139
Julius Baer Group Ltd.	40,285	1,579,427
Kuehne + Nagel International AG, Registered	10,356	1,481,268
LafargeHolcim Ltd., Registered	81,620	3,386,069
Lonza Group AG, Registered	12,974	5,664,657
Nestle SA, Registered	520,655	54,970,465
Novartis AG, Registered	374,636	31,930,329
Pargesa Holding SA, Bearer	2,113	150,295
Partners Group Holding AG	3,564	2,805,706
Roche Holding AG, NVS	122,805	42,682,420
Schindler Holding AG, Participation Certificates, NVS	6,311	1,402,590
Schindler Holding AG, Registered	3,498	750,232
SGS SA, Registered	1,042	2,358,981
Sika AG, Registered	23,176	3,834,852
Sonova Holding AG, Registered	10,314	1,862,643
Straumann Holding AG, Registered	1,647	1,249,819
Swatch Group AG (The), Bearer	5,625	1,125,699
Swatch Group AG (The), Registered	9,082	353,625
Swiss Life Holding AG, Registered	6,363	2,254,064
Swiss Prime Site AG, Registered	13,422	1,275,240
Swiss Re AG	47,499	3,428,255
Swisscom AG, Registered	4,742	2,465,457
Temenos AG, Registered	11,470	1,492,651
UBS Group AG, Registered	664,999	7,124,374

Security	Shares	Value

Switzerland (continued)
Vifor Pharma AG	8,448	$1,269,629
Zurich Insurance Group AG	26,229	8,351,211

		221,545,199

Taiwan — 3.6%
Accton Technology Corp.	94,000	687,539
Acer Inc.	819,792	459,016
Advantech Co. Ltd.	48,000	458,427
Airtac International Group	20,000	389,420
ASE Technology Holding Co. Ltd.	555,762	1,254,069
Asia Cement Corp.	545,440	805,233
Asustek Computer Inc.	132,000	898,895
AU Optronics Corp.	2,072,000	550,462
Catcher Technology Co. Ltd.	109,000	835,741
Cathay Financial Holding Co. Ltd.	1,232,281	1,653,457
Chailease Holding Co. Ltd.	147,000	566,022
Chang Hwa Commercial Bank Ltd.	968,094	638,093
Cheng Shin Rubber Industry Co. Ltd.	221,000	256,774
Chicony Electronics Co. Ltd.	78,000	221,384
China Development Financial Holding Corp.	2,202,000	670,897
China Life Insurance Co. Ltd.(a)	471,000	324,702
China Steel Corp.	2,072,288	1,393,767
Chunghwa Telecom Co. Ltd.	503,000	1,852,219
Compal Electronics Inc.	751,000	482,374
CTBC Financial Holding Co. Ltd.	3,168,036	2,130,739
Delta Electronics Inc.	338,000	1,591,310
E.Sun Financial Holding Co. Ltd.	1,837,508	1,686,949
Eclat Textile Co. Ltd.	25,000	252,215
Eva Airways Corp.	406,000	157,012
Evergreen Marine Corp. Taiwan Ltd.(a)	415,000	154,911
Far Eastern New Century Corp.	504,000	440,671
Far EasTone Telecommunications Co. Ltd.	268,000	598,430
Feng TAY Enterprise Co. Ltd.	38,000	218,519
First Financial Holding Co. Ltd.	1,749,028	1,296,927
Formosa Chemicals & Fibre Corp.	439,340	1,121,380
Formosa Petrochemical Corp.	313,000	944,163
Formosa Plastics Corp.	811,960	2,400,124
Formosa Taffeta Co. Ltd.	158,000	180,919
Foxconn Technology Co. Ltd.	172,000	333,166
Fubon Financial Holding Co. Ltd.	1,121,000	1,594,616
Giant Manufacturing Co. Ltd.	35,000	208,918
Globalwafers Co. Ltd.	39,000	504,935
Highwealth Construction Corp.	183,080	268,742
Hiwin Technologies Corp.	32,000	309,922
Hon Hai Precision Industry Co. Ltd.	2,207,377	5,715,805
Hotai Motor Co. Ltd.	65,000	1,217,527
Hua Nan Financial Holdings Co. Ltd.	1,375,429	899,638
Innolux Corp.	1,877,688	412,963
Inventec Corp.	440,000	347,721
Largan Precision Co. Ltd.	18,000	2,487,852
Lite-On Technology Corp.	457,000	714,627
MediaTek Inc.	263,000	3,670,405
Mega Financial Holding Co. Ltd.	1,657,195	1,677,453
Micro-Star International Co. Ltd.	106,000	331,512
Nan Ya Plastics Corp.	808,840	1,800,656
Nanya Technology Corp.	220,000	480,890
Nien Made Enterprise Co. Ltd.	35,000	270,711
Novatek Microelectronics Corp.	88,000	551,914
Pegatron Corp.	409,000	909,149
Phison Electronics Corp.	26,000	250,500
Pou Chen Corp.	64,000	60,693

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Powertech Technology Inc.	109,000	$370,218
President Chain Store Corp.	60,000	621,458
Quanta Computer Inc.	476,000	1,038,871
Realtek Semiconductor Corp.	84,000	727,389
Ruentex Industries Ltd.	33,000	76,018
Shanghai Commercial & Savings Bank Ltd. (The)	475,000	705,236
Shin Kong Financial Holding Co. Ltd.	2,715,461	779,851
SinoPac Financial Holdings Co. Ltd.	1,859,600	762,938
Synnex Technology International Corp.	209,750	281,439
Taishin Financial Holding Co. Ltd.	2,918,718	1,251,447
Taiwan Business Bank	929,349	339,093
Taiwan Cement Corp.	920,168	1,336,783
Taiwan Cooperative Financial Holding Co. Ltd.	2,415,892	1,632,991
Taiwan High Speed Rail Corp.	222,000	254,576
Taiwan Mobile Co. Ltd.	405,000	1,464,110
Taiwan Semiconductor Manufacturing Co. Ltd.	4,268,000	43,704,067
Tatung Co. Ltd.(a)	308,000	222,689
Uni-President Enterprises Corp.	881,972	2,061,341
United Microelectronics Corp.	2,161,000	1,130,044
Vanguard International Semiconductor Corp.	222,000	521,844
Walsin Technology Corp.	54,000	386,797
Win Semiconductors Corp.	61,000	551,813
Winbond Electronics Corp.	878,000	413,364
Wistron Corp.	645,000	612,757
Wiwynn Corp.	18,000	466,094
WPG Holdings Ltd.	283,000	370,684
Yageo Corp.	45,000	591,697
Yuanta Financial Holding Co. Ltd.	2,106,067	1,211,096
Zhen Ding Technology Holding Ltd.	92,000	334,135

		116,813,915

Thailand — 0.6%
Advanced Info Service PCL, NVDR	207,200	1,267,983
Airports of Thailand PCL, NVDR	785,100	1,510,508
B Grimm Power PCL, NVDR	161,200	222,955
Bangkok Bank PCL, Foreign	92,000	295,719
Bangkok Dusit Medical Services PCL, NVDR	1,122,000	721,298
Bangkok Expressway & Metro PCL, NVDR	2,600,500	759,534
Berli Jucker PCL, NVDR	380,000	472,724
BTS Group Holdings PCL, NVDR	2,799,100	994,889
Central Pattana PCL, NVDR	667,200	1,010,440
Charoen Pokphand Foods PCL, NVDR	1,108,700	925,202
CP ALL PCL, NVDR	1,000,400	2,195,284
Global Power Synergy PCL, NVDR	139,200	303,310
Indorama Ventures PCL, NVDR	432,488	384,300
Intouch Holdings PCL, NVDR	593,600	981,536
Kasikornbank PCL	328,400	875,429
Land & Houses PCL, NVDR	1,284,300	293,736
Minor International PCL, NVDR	706,320	460,620
Osotspa PCL, NVDR	162,200	208,045
PTT Exploration & Production PCL, NVDR	241,399	630,450
PTT Global Chemical PCL, NVDR	396,601	462,732
PTT PCL, NVDR	1,907,300	2,092,695
Siam Cement PCL (The), NVDR	129,000	1,379,509
Siam Commercial Bank PCL (The), NVDR	277,200	586,871
Srisawad Corp PCL, NVDR	121,800	202,341
Thai Oil PCL, NVDR	356,400	451,627
TMB Bank PCL, NVDR	8,954,603	265,691
Total Access Communication PCL, NVDR	269,300	351,659

Security	Shares	Value

Thailand (continued)
True Corp. PCL, NVDR(b)	2,850,534	$294,260

		20,601,347

Turkey — 0.1%
Akbank T.A.S.(a)	488,500	411,655
Anadolu Efes Biracilik Ve Malt Sanayii AS	35,960	94,563
Arcelik AS(a)	75,687	177,590
Aselsan Elektronik Sanayi Ve Ticaret AS(b)	50,734	196,999
BIM Birlesik Magazalar AS	72,923	577,479
Eregli Demir ve Celik Fabrikalari TAS	309,326	358,030
Ford Otomotiv Sanayi AS	9,699	87,838
Haci Omer Sabanci Holding AS	165,614	193,823
KOC Holding AS	131,662	288,961
TAV Havalimanlari Holding AS	19,554	50,917
Tupras Turkiye Petrol Rafinerileri AS(a)	25,541	331,801
Turk Hava Yollari AO(a)(b)	138,870	212,393
Turkcell Iletisim Hizmetleri AS	111,330	222,198
Turkiye Garanti Bankasi AS(a)	413,544	493,448
Turkiye Is Bankasi AS, Class C(a)	232,357	164,556

		3,862,251

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	540,055	652,812
Aldar Properties PJSC	1,122,722	556,302
DP World PLC	38,272	611,969
Emaar Malls PJSC	154,747	54,348
Emaar Properties PJSC	777,254	577,688
Emirates Telecommunications Group Co. PJSC	370,394	1,563,014
First Abu Dhabi Bank PJSC	345,893	1,092,363

		5,108,496

United Kingdom — 9.6%
3i Group PLC	184,465	1,824,172
Admiral Group PLC	27,324	803,038
Anglo American PLC	174,100	3,107,795
Antofagasta PLC	46,190	473,668
Ashtead Group PLC	83,325	2,285,969
Associated British Foods PLC	61,074	1,457,901
AstraZeneca PLC	230,154	24,159,172
Auto Trader Group PLC(d)	184,029	1,064,758
AVEVA Group PLC	11,347	510,958
Aviva PLC	651,318	1,986,485
BAE Systems PLC	543,250	3,483,703
Barclays PLC	3,010,924	4,021,903
Barratt Developments PLC	195,864	1,282,206
Berkeley Group Holdings PLC	20,774	1,096,084
BP PLC	3,539,835	13,979,830
British American Tobacco PLC	399,642	15,528,451
British Land Co. PLC (The)	164,743	840,753
BT Group PLC	1,461,202	2,138,904
Bunzl PLC	61,669	1,343,757
Burberry Group PLC	72,558	1,272,143
Carnival PLC	26,431	365,226
Centrica PLC	1,170,809	589,243
Coca-Cola European Partners PLC	40,776	1,616,361
Compass Group PLC	275,299	4,639,241
Croda International PLC	16,378	1,008,543
DCC PLC	19,038	1,358,689
Diageo PLC	421,667	14,626,423
Direct Line Insurance Group PLC	119,844	411,925
easyJet PLC	21,141	160,851
Evraz PLC	93,576	313,021

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Experian PLC	158,672	$4,755,351
Ferguson PLC	41,699	3,016,967
Fiat Chrysler Automobiles NV	189,595	1,664,630
G4S PLC	304,749	419,760
GlaxoSmithKline PLC	880,200	18,441,099
Glencore PLC	1,840,766	3,415,443
GVC Holdings PLC	105,043	999,020
Halma PLC	49,511	1,305,220
Hargreaves Lansdown PLC	53,782	977,206
HSBC Holdings PLC	3,545,923	18,337,873
Imperial Brands PLC	164,550	3,484,852
Informa PLC	235,045	1,302,114
InterContinental Hotels Group PLC	31,790	1,446,748
Intertek Group PLC	28,968	1,735,593
ITV PLC	726,862	701,373
J Sainsbury PLC	309,721	773,911
JD Sports Fashion PLC	68,996	460,727
Johnson Matthey PLC	38,471	966,869
Kingfisher PLC	372,332	738,746
Land Securities Group PLC	85,149	711,006
Legal & General Group PLC	942,858	2,433,256
Lloyds Banking Group PLC	12,243,947	4,979,117
London Stock Exchange Group PLC	57,114	5,371,360
M&G PLC	444,584	741,627
Marks & Spencer Group PLC	323,900	376,276
Meggitt PLC	119,950	422,578
Melrose Industries PLC	886,733	1,116,021
Micro Focus International PLC	58,484	355,344
Mondi PLC	88,032	1,565,653
National Grid PLC	619,332	7,294,797
Next PLC	24,860	1,481,940
NMC Health PLC(a)(c)	14,180	0	(e)
Ocado Group PLC(a)	80,043	1,619,940
Pearson PLC	142,188	824,646
Persimmon PLC	58,957	1,639,758
Polymetal International PLC	33,193	689,277
Prudential PLC	451,812	6,431,246
Reckitt Benckiser Group PLC	123,319	10,312,865
RELX PLC	347,837	7,882,043
Rentokil Initial PLC	366,354	2,191,744
Rio Tinto PLC	202,366	9,404,851
Rolls-Royce Holdings PLC	307,105	1,278,311
Royal Bank of Scotland Group PLC	856,450	1,194,254
Royal Dutch Shell PLC, Class A	749,372	12,524,176
Royal Dutch Shell PLC, Class B	626,234	10,161,282
RSA Insurance Group PLC	179,743	818,909
Sage Group PLC (The)	207,795	1,677,455
Schroders PLC	14,417	482,627
Segro PLC	190,654	1,995,035
Severn Trent PLC	31,537	950,723
Smith & Nephew PLC	159,191	3,128,396
Smiths Group PLC	47,830	748,399
Spirax-Sarco Engineering PLC	11,616	1,278,813
SSE PLC	194,676	3,069,434
St. James’s Place PLC	66,339	712,424
Standard Chartered PLC	485,656	2,496,274
Standard Life Aberdeen PLC	422,676	1,178,778
Taylor Wimpey PLC	649,738	1,205,144
Tesco PLC	1,739,002	5,156,898
Unilever PLC	193,296	10,001,251

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	135,285	$1,539,530
Vodafone Group PLC	4,694,400	6,640,128
Weir Group PLC (The)	50,377	606,582
Whitbread PLC	22,983	863,891
Wm Morrison Supermarkets PLC	437,200	1,009,176
WPP PLC	224,472	1,758,853

		313,016,763

Total Common Stocks — 96.2% (Cost: $3,548,030,443)		3,130,587,723

Investment Companies

India — 2.1%
iShares MSCI India ETF(g)	2,559,341	69,230,174

Total Investment Companies — 2.1% (Cost: $86,323,408)		69,230,174

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	844,005	2,985,737
Braskem SA, Class A, Preference Shares, NVS	27,100	105,831
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	88,700	456,174
Cia. Energetica de Minas Gerais, Preference Shares, NVS	194,434	341,938
Gerdau SA, Preference Shares, NVS	206,200	447,192
Itau Unibanco Holding SA, Preference Shares, NVS	827,195	3,479,436
Itausa-Investimentos Itau SA, Preference Shares, NVS	706,821	1,175,141
Lojas Americanas SA, Preference Shares, NVS	147,134	676,241
Petroleo Brasileiro SA, Preference Shares, NVS	707,500	2,359,074
Telefonica Brasil SA, Preference Shares, NVS	82,900	699,090

		12,725,854

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	20,730	492,231

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	100,960	666,601
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	59,419	12,810

		679,411

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,384	491,567
Fuchs Petrolub SE, Preference Shares, NVS	10,504	407,968
Henkel AG & Co. KGaA, Preference Shares, NVS	31,620	2,806,689
Porsche Automobil Holding SE, Preference Shares, NVS	29,622	1,493,442
Sartorius AG, Preference Shares, NVS	6,773	1,905,062
Volkswagen AG, Preference Shares, NVS	32,641	4,584,081

		11,688,809

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,033,194	411,244

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,231,200	605,038
Transneft PJSC, Preference Shares, NVS	99	182,742

		787,780

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,025	$187,962
Series 2, Preference Shares, NVS	6,440	309,725
LG Chem Ltd., Preference Shares, NVS	1,349	190,982
LG Household & Health Care Ltd., Preference Shares, NVS	409	243,698
Samsung Electronics Co. Ltd., Preference Shares, NVS	138,752	4,811,254

		5,743,621

Total Preferred Stocks — 1.0% (Cost: $36,144,772)		32,528,950

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 05/29/20)(a)	9,138	0	(e)

South Korea — 0.0%
HLB Inc., (Expires 05/29/20)(a)	674	9,569

Total Rights — 0.0% (Cost: $0)		9,569

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(g)(h)(i)	40,207,330	40,251,558

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(g)(h)	6,530,000	$6,530,000

		46,781,558

Total Short-Term Investments — 1.4% (Cost: $46,735,556)		46,781,558

Total Investments in Securities — 100.7% (Cost: $3,717,234,179)		3,279,137,974

Other Assets, Less Liabilities — (0.7)%		(23,852,158)

Net Assets — 100.0%		$3,255,285,816

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	42,000,405	—		(1,793,075	)(b)	40,207,330	$40,251,558	$749,513	(c)	$(8,336)	$34,105
BlackRock Cash Funds: Treasury, SL Agency Shares	5,174,000	1,356,000	(b)	—		6,530,000	6,530,000	62,956		—	—
iShares MSCI India ETF	2,602,620	630,341		(673,620)		2,559,341	69,230,174	92,555		(701,479)	(12,424,094)

							$116,011,732	$905,024		$(709,815)	$(12,389,989)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	192	06/19/20	$15,728	$1,499,476
MSCI Emerging Markets E-Mini	135	06/19/20	6,115	557,336

				$2,056,812

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI ex U.S. ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,840,436,577	$287,668,002	$2,483,144	$3,130,587,723
Investment Companies	69,230,174	—	—	69,230,174
Preferred Stocks	32,528,950	—	—	32,528,950
Rights	—	9,569	—	9,569
Money Market Funds	46,781,558	—	—	46,781,558

	$2,988,977,259	$287,677,571	$2,483,144	$3,279,137,974

Derivative financial instruments(a)
Assets
Futures Contracts	$2,056,812	$—	$—	$2,056,812

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt